UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22558

Brookfield Investment Funds

(Exact name of registrant as specified in charter)

Brookfield Place

225 Liberty Street, 35th Floor
New York, New York 10281

(Address of principal executive offices) (Zip code)

Brian F. Hurley, Esq.

Brookfield Investment Funds

Brookfield Place

225 Liberty Street, 35th Floor
New York, New York 10281

(Name and address of agent for service)

(855) 777-8001

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Brookfield Global Listed Infrastructure Fund
Class A | BGLAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$65	1.25%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2025, the Fund underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Total Return Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector contributors to relative performance during the period included:
• Midstream: Positive security selection was primarily due to not owning several underperforming North American midstream operators.
• Gas Utilities: Relative outperformance was driven by an overweight position in an outperforming European gas infrastructure company.
Sector detractors to relative performance during the period included:
• Electricity Transmission & Distribution: The primary detractors from relative performance were positions in California utilities. Both were negatively impacted by sentiment amid speculation around the cause of the Los Angeles wildfires.
• Towers: Security selection among U.S. tower operators detracted from relative returns.
POSITIONING
We believe utilities’ regulated business model and earnings stability support continued defensive qualities and attractive downside protection. However, looking ahead, we expect the sector’s defensive foundation to be complemented by emerging growth opportunities tied to rising power demand. Select transports subsectors face near-term softness as tariff uncertainty impairs business confidence and postpones investment decisions. That said, we continue to see potential opportunities driven by idiosyncratic dynamics. Within the communications sector, we have seen a reversal of sentiment as fundamentals appear to reach an inflection point. Lastly, within midstream energy, despite snapping the streak of 10 consecutive quarters of positive total return for the Alerian Midstream Energy Index, we believe the fundamental outlook for midstream energy has the potential to remain robust.

Top Contributors
↑	North American Midstream
↑	U.S. Gas Utilities

Top Detractors
↓	Electricity Transmission & Distribution
↓	U.S. Towers
Brookfield Global Listed Infrastructure Fund	PAGE 1	TSR-SAR-112740501

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	18.29	8.23	4.63
Class A (with sales charge)	12.70	7.18	4.12
MSCI World Index	16.76	15.09	11.23
FTSE Global Core Infrastructure 50/50 Total Return Index	18.01	9.02	7.66
Dow Jones Brookfield Global Infrastructure Index TR	24.11	9.82	5.92
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$188,986,921
Number of Portfolio Holdings	38
Portfolio Turnover	44%
Total Advisory Fees Paid	$725,189
Brookfield Global Listed Infrastructure Fund	PAGE 2	TSR-SAR-112740501

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Holdings	(%)[1]
NextEra Energy, Inc.	5.9%
Union Pacific Corp.	5.6%
Williams Cos., Inc.	4.5%
Duke Energy Corp.	4.2%
National Grid PLC	4.2%
Xcel Energy, Inc.	4.0%
Canadian Pacific Kansas City Ltd.	3.8%
SBA Communications Corp.	3.7%
Cheniere Energy, Inc.	3.7%
Evergy, Inc.	3.4%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Infrastructure Fund	PAGE 3	TSR-SAR-112740501

Brookfield Global Listed Infrastructure Fund
Class C | BGLCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$103	2.00%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2025, the Fund underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Total Return Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector contributors to relative performance during the period included:
• Midstream: Positive security selection was primarily due to not owning several underperforming North American midstream operators.
• Gas Utilities: Relative outperformance was driven by an overweight position in an outperforming European gas infrastructure company.
Sector detractors to relative performance during the period included:
• Electricity Transmission & Distribution: The primary detractors from relative performance were positions in California utilities. Both were negatively impacted by sentiment amid speculation around the cause of the Los Angeles wildfires.
• Towers: Security selection among U.S. tower operators detracted from relative returns.
POSITIONING
We believe utilities’ regulated business model and earnings stability support continued defensive qualities and attractive downside protection. However, looking ahead, we expect the sector’s defensive foundation to be complemented by emerging growth opportunities tied to rising power demand. Select transports subsectors face near-term softness as tariff uncertainty impairs business confidence and postpones investment decisions. That said, we continue to see potential opportunities driven by idiosyncratic dynamics. Within the communications sector, we have seen a reversal of sentiment as fundamentals appear to reach an inflection point. Lastly, within midstream energy, despite snapping the streak of 10 consecutive quarters of positive total return for the Alerian Midstream Energy Index, we believe the fundamental outlook for midstream energy has the potential to remain robust.

Top Contributors
↑	North American Midstream
↑	U.S. Gas Utilities

Top Detractors
↓	Electricity Transmission & Distribution
↓	U.S. Towers
Brookfield Global Listed Infrastructure Fund	PAGE 1	TSR-SAR-112740600

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	17.41	7.42	3.84
Class C (with sales charge)	16.41	7.42	3.84
MSCI World Index	16.76	15.09	11.23
FTSE Global Core Infrastructure 50/50 Total Return Index	18.01	9.02	7.66
Dow Jones Brookfield Global Infrastructure Index TR	24.11	9.82	5.92
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$188,986,921
Number of Portfolio Holdings	38
Portfolio Turnover	44%
Total Advisory Fees Paid	$725,189
Brookfield Global Listed Infrastructure Fund	PAGE 2	TSR-SAR-112740600

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Holdings	(%)[1]
NextEra Energy, Inc.	5.9%
Union Pacific Corp.	5.6%
Williams Cos., Inc.	4.5%
Duke Energy Corp.	4.2%
National Grid PLC	4.2%
Xcel Energy, Inc.	4.0%
Canadian Pacific Kansas City Ltd.	3.8%
SBA Communications Corp.	3.7%
Cheniere Energy, Inc.	3.7%
Evergy, Inc.	3.4%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Infrastructure Fund	PAGE 3	TSR-SAR-112740600

Brookfield Global Listed Infrastructure Fund
Class I | BGLYX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$52	1.00%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2025, the Fund underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Total Return Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector contributors to relative performance during the period included:
• Midstream: Positive security selection was primarily due to not owning several underperforming North American midstream operators.
• Gas Utilities: Relative outperformance was driven by an overweight position in an outperforming European gas infrastructure company.
Sector detractors to relative performance during the period included:
• Electricity Transmission & Distribution: The primary detractors from relative performance were positions in California utilities. Both were negatively impacted by sentiment amid speculation around the cause of the Los Angeles wildfires.
• Towers: Security selection among U.S. tower operators detracted from relative returns.
POSITIONING
We believe utilities’ regulated business model and earnings stability support continued defensive qualities and attractive downside protection. However, looking ahead, we expect the sector’s defensive foundation to be complemented by emerging growth opportunities tied to rising power demand. Select transports subsectors face near-term softness as tariff uncertainty impairs business confidence and postpones investment decisions. That said, we continue to see potential opportunities driven by idiosyncratic dynamics. Within the communications sector, we have seen a reversal of sentiment as fundamentals appear to reach an inflection point. Lastly, within midstream energy, despite snapping the streak of 10 consecutive quarters of positive total return for the Alerian Midstream Energy Index, we believe the fundamental outlook for midstream energy has the potential to remain robust.

Top Contributors
↑	North American Midstream
↑	U.S. Gas Utilities

Top Detractors
↓	Electricity Transmission & Distribution
↓	U.S. Towers
Brookfield Global Listed Infrastructure Fund	PAGE 1	TSR-SAR-112740709

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	18.56	8.52	4.88
MSCI World Index	16.76	15.09	11.23
FTSE Global Core Infrastructure 50/50 Total Return Index	18.01	9.02	7.66
Dow Jones Brookfield Global Infrastructure Index TR	24.11	9.82	5.92
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$188,986,921
Number of Portfolio Holdings	38
Portfolio Turnover	44%
Total Advisory Fees Paid	$725,189
Brookfield Global Listed Infrastructure Fund	PAGE 2	TSR-SAR-112740709

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Holdings	(%)[1]
NextEra Energy, Inc.	5.9%
Union Pacific Corp.	5.6%
Williams Cos., Inc.	4.5%
Duke Energy Corp.	4.2%
National Grid PLC	4.2%
Xcel Energy, Inc.	4.0%
Canadian Pacific Kansas City Ltd.	3.8%
SBA Communications Corp.	3.7%
Cheniere Energy, Inc.	3.7%
Evergy, Inc.	3.4%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Infrastructure Fund	PAGE 3	TSR-SAR-112740709

Brookfield Global Listed Real Estate Fund
Class A | BLRAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$61	1.20%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2025, the Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Regional contributors to relative performance during the period included:
• Hong Kong/China: Overweight positions in several outperforming retail and residential companies contributed to relative returns.
• U.S. Health Care: Positive security selection was driven by an overweight position in an outperforming diversified health care landlord. Not owning several underperforming stocks focused on senior housing and life sciences also contributed to relative performance.
• U.S. Specialty: A non-index position in a communications infrastructure company outperformed.
Conversely, regional detractors during the period included:
• Japan: Underweight exposure to an outperforming developers detracted from relative performance during the period.
• U.S. Data Centers: Overweight exposure to companies focused on data center operations detracted from relative returns during the period. After posting robust returns over the last couple years, investor sentiment appears to be more sensitive to near-term headlines.
• U.S. Residential: Several overweight positions in multifamily landlords underperformed during the period.
POSITIONING
On a year-to-date basis, we have seen listed real estate fare relatively well, compared with broader equities. The asset class’s relative strength comes despite headwinds from trade policy, economic growth and the direction of inflation and interest rates.
Over the longer term, we maintain our constructive stance on the potential for the asset class to deliver positive returns—both absolute and relative to equities broadly. Real estate remains supported by attractive valuations and limited new supply, with positive demand drivers across most property types.

Top Contributors
↑	Hong Kong/China
↑	U.S. Health Care
↑	U.S. Specialty
Brookfield Global Listed Real Estate Fund	PAGE 1	TSR-SAR-112740105

Top Detractors
↓	Japan
↓	U.S. Data Centers
↓	U.S. Residential
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	12.59	4.86	2.41
Class A (with sales charge)	7.22	3.85	1.91
MSCI World Index	16.76	15.09	11.23
FTSE EPRA Nareit Developed Index	11.18	5.10	3.17
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$111,729,904
Number of Portfolio Holdings	53
Portfolio Turnover	71%
Total Advisory Fees Paid	$343,689
Brookfield Global Listed Real Estate Fund	PAGE 2	TSR-SAR-112740105

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Holdings	(%)[1]
Welltower, Inc.	7.0%
Equinix, Inc.	6.1%
Extra Space Storage, Inc.	5.1%
AvalonBay Communities, Inc.	4.7%
Mitsui Fudosan Co. Ltd.	3.5%
EastGroup Properties, Inc.	3.4%
British Land Co. PLC	3.4%
Essential Properties Realty Trust, Inc.	3.3%
Digital Realty Trust, Inc.	3.1%
VICI Properties, Inc.	3.1%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Real Estate Fund	PAGE 3	TSR-SAR-112740105

Brookfield Global Listed Real Estate Fund
Class C | BLRCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$100	1.95%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2025, the Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Regional contributors to relative performance during the period included:
• Hong Kong/China: Overweight positions in several outperforming retail and residential companies contributed to relative returns.
• U.S. Health Care: Positive security selection was driven by an overweight position in an outperforming diversified health care landlord. Not owning several underperforming stocks focused on senior housing and life sciences also contributed to relative performance.
• U.S. Specialty: A non-index position in a communications infrastructure company outperformed.
Conversely, regional detractors during the period included:
• Japan: Underweight exposure to an outperforming developers detracted from relative performance during the period.
• U.S. Data Centers: Overweight exposure to companies focused on data center operations detracted from relative returns during the period. After posting robust returns over the last couple years, investor sentiment appears to be more sensitive to near-term headlines.
• U.S. Residential: Several overweight positions in multifamily landlords underperformed during the period.
POSITIONING
On a year-to-date basis, we have seen listed real estate fare relatively well, compared with broader equities. The asset class’s relative strength comes despite headwinds from trade policy, economic growth and the direction of inflation and interest rates.
Over the longer term, we maintain our constructive stance on the potential for the asset class to deliver positive returns—both absolute and relative to equities broadly. Real estate remains supported by attractive valuations and limited new supply, with positive demand drivers across most property types.

Top Contributors
↑	Hong Kong/China
↑	U.S. Health Care
↑	U.S. Specialty
Brookfield Global Listed Real Estate Fund	PAGE 1	TSR-SAR-112740204

Top Detractors
↓	Japan
↓	U.S. Data Centers
↓	U.S. Residential
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	11.72	4.05	1.65
Class C (with sales charge)	10.72	4.05	1.65
MSCI World Index	16.76	15.09	11.23
FTSE EPRA Nareit Developed Index	11.18	5.10	3.17
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$111,729,904
Number of Portfolio Holdings	53
Portfolio Turnover	71%
Total Advisory Fees Paid	$343,689
Brookfield Global Listed Real Estate Fund	PAGE 2	TSR-SAR-112740204

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Holdings	(%)[1]
Welltower, Inc.	7.0%
Equinix, Inc.	6.1%
Extra Space Storage, Inc.	5.1%
AvalonBay Communities, Inc.	4.7%
Mitsui Fudosan Co. Ltd.	3.5%
EastGroup Properties, Inc.	3.4%
British Land Co. PLC	3.4%
Essential Properties Realty Trust, Inc.	3.3%
Digital Realty Trust, Inc.	3.1%
VICI Properties, Inc.	3.1%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Real Estate Fund	PAGE 3	TSR-SAR-112740204

Brookfield Global Listed Real Estate Fund
Class I | BLRYX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.95%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2025, the Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Regional contributors to relative performance during the period included:
• Hong Kong/China: Overweight positions in several outperforming retail and residential companies contributed to relative returns.
• U.S. Health Care: Positive security selection was driven by an overweight position in an outperforming diversified health care landlord. Not owning several underperforming stocks focused on senior housing and life sciences also contributed to relative performance.
• U.S. Specialty: A non-index position in a communications infrastructure company outperformed.
Conversely, regional detractors during the period included:
• Japan: Underweight exposure to an outperforming developers detracted from relative performance during the period.
• U.S. Data Centers: Overweight exposure to companies focused on data center operations detracted from relative returns during the period. After posting robust returns over the last couple years, investor sentiment appears to be more sensitive to near-term headlines.
• U.S. Residential: Several overweight positions in multifamily landlords underperformed during the period.
POSITIONING
On a year-to-date basis, we have seen listed real estate fare relatively well, compared with broader equities. The asset class’s relative strength comes despite headwinds from trade policy, economic growth and the direction of inflation and interest rates.
Over the longer term, we maintain our constructive stance on the potential for the asset class to deliver positive returns—both absolute and relative to equities broadly. Real estate remains supported by attractive valuations and limited new supply, with positive demand drivers across most property types.

Top Contributors
↑	Hong Kong/China
↑	U.S. Health Care
↑	U.S. Specialty
Brookfield Global Listed Real Estate Fund	PAGE 1	TSR-SAR-112740303

Top Detractors
↓	Japan
↓	U.S. Data Centers
↓	U.S. Residential
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	12.72	5.10	2.66
MSCI World Index	16.76	15.09	11.23
FTSE EPRA Nareit Developed Index	11.18	5.10	3.17
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$111,729,904
Number of Portfolio Holdings	53
Portfolio Turnover	71%
Total Advisory Fees Paid	$343,689
Brookfield Global Listed Real Estate Fund	PAGE 2	TSR-SAR-112740303

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Holdings	(%)[1]
Welltower, Inc.	7.0%
Equinix, Inc.	6.1%
Extra Space Storage, Inc.	5.1%
AvalonBay Communities, Inc.	4.7%
Mitsui Fudosan Co. Ltd.	3.5%
EastGroup Properties, Inc.	3.4%
British Land Co. PLC	3.4%
Essential Properties Realty Trust, Inc.	3.3%
Digital Realty Trust, Inc.	3.1%
VICI Properties, Inc.	3.1%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Real Estate Fund	PAGE 3	TSR-SAR-112740303

Brookfield Global Renewables & Sustainable Infrastructure Fund
Class I | GRSIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Brookfield Global Renewables & Sustainable Infrastructure Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$55	1.00%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2025, the Fund outperformed the MSCI World Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Contributors to returns:
• Sustainable Solutions: Outperforming positions in a gas turbine manufacturer and a heating, ventilation and air conditioning (HVAC) company contributed positively.
• Electricity Infrastructure: Positive returns among European integrated utilities contributed to performance during the period.
• Circular Economy: A Brazilian waste treatment company and a U.K. water utility contributed positively within the subsector.
Detractors from returns:
• Electricity Infrastructure: Select positions to U.S. Midwest utilities lagged during the period.
• Circular Economy: A U.S. waste company and a U.S. water utility detracted from returns during the period.
POSITIONING
We believe the transition toward cleaner and more reliable energy is on track to continue in 2025. In the U.S., policies to encourage clean power and decarbonization efforts enjoy bipartisan support given the thousands of new related jobs that have been created. Meanwhile, countries outside the U.S. continue to push forward with their transition policies.

Among global technology companies investing in data centers, semiconductor chips and artificial intelligence (AI) applications, access to reliable, cost-effective power is increasingly challenging. Corporate off-takers continue to source renewable power generation, given its position as the most cost competitive source of bulk power in most markets, regardless of incentive schemes.

In our view, this has the potential to support next generation infrastructure equities, which we believe appear mispriced amid outsized concerns from higher interest rates and policy uncertainty.

We also continue to highlight the importance of diversity within this nuanced investment universe. Beyond the electron, the universe includes waste management companies tied to the concept of a circular economy. We believe these companies have shown their ability to provide diversification to a transition thematic portfolio.
Brookfield Global Renewables & Sustainable Infrastructure Fund	PAGE 1	TSR-SAR-112740519

Top Contributors
↑	Sustainable Solutions: Gas turbine manufacturers.
↑	Sustainable Solutions: Heating, Ventilation, and Air Conditioning (HVAC).

Top Detractors
↓	Electricity Infrastructure: Select positions to U.S. utilities
↓	Circular Economy: A U.S. waste company and a U.S. water utility.
HOW DID THE FUND PERFORM SINCE INCEPTION?*,1
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/01/2019)
Class I (without sales charge)	20.84	8.39	8.73
MSCI World Index	16.76	15.09	13.73
FTSE Global Core Infrastructure 50/50 Total Return Index	18.01	9.02	6.00
S&P Global Clean Energy Transition Index	-0.61	2.38	4.83
Visit https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	On February 4, 2022, the Fund acquired all of the assets, subject to liabilities, of Brookfield Global Renewables & Sustainable Infrastructure LP (the “Predecessor Fund”) through a tax-free reorganization (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for Class I Shares of the Fund. As a result of the Reorganization, the Fund’s Class I Shares adopted the Predecessor Fund’s performance and accounting history. Prior to February 4, 2022, the performance information quoted reflects the performance information from the inception date of the Predecessor Fund (October 1, 2019). The Predecessor Fund’s past performance is not an indication of how the Fund will perform in the future. The MSCI World Index references the Predecessor Fund’s inception date.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$65,016,422
Number of Portfolio Holdings	31
Portfolio Turnover	36%
Total Advisory Fees Paid	$156,210
Brookfield Global Renewables & Sustainable Infrastructure Fund	PAGE 2	TSR-SAR-112740519

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Holdings	(%)[1]
SSE PLC	6.4%
Iberdrola SA	5.6%
NextEra Energy, Inc.	4.5%
Enel SpA	4.4%
Xcel Energy, Inc.	4.4%
Public Service Enterprise Group, Inc.	4.1%
TXNM Energy, Inc.	4.1%
Schneider Electric SE	4.0%
GE Vernova, Inc.	3.9%
Entergy Corp.	3.9%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
MATERIAL FUND CHANGES
This is a summary of planned changes to the Fund since January 1, 2025.
On July 28, 2025, the Board of Trustees approved a change in the Fund’s name and principal investment strategies, including the Fund’s 80% policy. Effective September 30, 2025, the Fund’s name will change from “Brookfield Global  Renewables & Sustainable Infrastructure Fund” to “Brookfield Next Generation Infrastructure Fund,” and the Fund’s 80% policy will change from investing in publicly traded equity securities of global renewables and sustainable infrastructure (GRSI) companies to investing in publicly traded equity securities of infrastructure companies.
For more complete information, you may review the Fund’s prospectus supplement dated July 29, 2025 and the Fund’s next prospectus, which we expect to be available by September 30, 2025, at  https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund, or upon request at 855-244-4859.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Renewables & Sustainable Infrastructure Fund	PAGE 3	TSR-SAR-112740519

Oaktree Emerging Markets Equity Fund
Class A | OEQAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$65	1.20%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2025, the Fund generated a strong return and outperformed its benchmark, the MSCI Emerging Markets Net Total Return (USD) Index.
WHAT FACTORS INFLUENCED PERFORMANCE
By country, our outperformance during the period was mostly attributable to our stock selection in South Africa and Mexico, combined with our underweight allocations to India and Taiwan. Meanwhile, our overweight exposure to Turkey had a negative impact on our performance.
At the sector level, our stock selection among materials contributed the most to our performance, while our selection among consumer staples was the biggest detractor.
POSITIONING
Currently, our largest overweights by country are China and Turkey (albeit on an absolute basis, our Turkey exposure is still small), while Taiwan and India are our largest underweights due to valuation concerns. However, we’re still highly engaged in these markets and are actively doing the work to ensure readiness when more attractive entry points emerge. At the sector level, the portfolio is overweight materials and industrials, and underweight information technology and financials. Within the industrials sector, we’re particularly excited about the power equipment segment, which is benefiting from structural power demand driven by both cyclical replacement and new capacity growth globally.
PERFORMANCE
The Fund posted a strong absolute and relative return for the reported period, largely driven by our materials selection.

Top Contributors
↑	South Africa Selection
↑	Mexico Selection
↑	Materials Selection

Top Detractors
↓	Turkey Overweight
↓	Consumer Staples Selection
Oaktree Emerging Markets Equity Fund	PAGE 1	TSR-SAR-112740568

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/16/2022)
Class A (without sales charge)	17.38	6.89
Class A (with sales charge)	11.74	5.22
MSCI Emerging Markets Net Total Return (USD) Index	15.29	9.34
Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$261,027,343
Number of Portfolio Holdings	78
Portfolio Turnover	62%
Total Advisory Fees Paid	$763,515
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Holdings	(%)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	6.3%
Tencent Holdings Ltd.	6.2%
iShares MSCI India ETF	4.7%
Alibaba Group Holding Ltd.	4.7%
Anglogold Ashanti PLC	4.6%
Samsung Electronics Co. Ltd.	3.7%
Reliance Industries Ltd.	2.4%
Contemporary Amperex Technology Co. Ltd. - Class H	2.3%
Alpha Bank SA	2.2%
Fresnillo PLC	2.2%
Geographic Breakdown (%)1
1	Represents percent of total investments.
Oaktree Emerging Markets Equity Fund	PAGE 2	TSR-SAR-112740568

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Oaktree Emerging Markets Equity Fund	PAGE 3	TSR-SAR-112740568

Oaktree Emerging Markets Equity Fund
Class I | OEQIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at 855-244-4859.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$52	0.95%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2025, the Fund generated a strong return and outperformed its benchmark, the MSCI Emerging Markets Net Total Return (USD) Index.
WHAT FACTORS INFLUENCED PERFORMANCE
By country, our outperformance during the period was mostly attributable to our stock selection in South Africa and Mexico, combined with our underweight allocations to India and Taiwan. Meanwhile, our overweight exposure to Turkey had a negative impact on our performance.
At the sector level, our stock selection among materials contributed the most to our performance, while our selection among consumer staples was the biggest detractor.
POSITIONING
Currently, our largest overweights by country are China and Turkey (albeit on an absolute basis, our Turkey exposure is still small), while Taiwan and India are our largest underweights due to valuation concerns. However, we’re still highly engaged in these markets and are actively doing the work to ensure readiness when more attractive entry points emerge. At the sector level, the portfolio is overweight materials and industrials, and underweight information technology and financials. Within the industrials sector, we’re particularly excited about the power equipment segment, which is benefiting from structural power demand driven by both cyclical replacement and new capacity growth globally.
PERFORMANCE
The Fund posted a strong absolute and relative return for the reported period, largely driven by our materials selection.

Top Contributors
↑	South Africa Selection
↑	Mexico Selection
↑	Materials Selection

Top Detractors
↓	Turkey Overweight
↓	Consumer Staples Selection
Oaktree Emerging Markets Equity Fund	PAGE 1	TSR-SAR-112740543

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/03/2021)
Class I (without sales charge)	17.54	-1.49
MSCI Emerging Markets Net Total Return (USD) Index	15.29	-0.43
Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$261,027,343
Number of Portfolio Holdings	78
Portfolio Turnover	62%
Total Advisory Fees Paid	$763,515
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Holdings	(%)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	6.3%
Tencent Holdings Ltd.	6.2%
iShares MSCI India ETF	4.7%
Alibaba Group Holding Ltd.	4.7%
Anglogold Ashanti PLC	4.6%
Samsung Electronics Co. Ltd.	3.7%
Reliance Industries Ltd.	2.4%
Contemporary Amperex Technology Co. Ltd. - Class H	2.3%
Alpha Bank SA	2.2%
Fresnillo PLC	2.2%
Geographic Breakdown (%)1
1	Represents percent of total investments.
Oaktree Emerging Markets Equity Fund	PAGE 2	TSR-SAR-112740543

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Oaktree Emerging Markets Equity Fund	PAGE 3	TSR-SAR-112740543

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants that are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Brookfield

Financial Statements and Other Important Information

For the Six Months Ended June 30, 2025

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.5%
Australia — 4.1%
Midstream — 1.7%
APA Group	604,727	$3,251,477
Toll Roads — 2.4%
Transurban Group	495,147	4,555,830
Total Australia		7,807,307
Brazil — 2.4%
Electricity Transmission & Distribution — 2.4%
Equatorial Energia SA	686,118	4,585,402
Canada — 6.3%
Midstream — 2.6%
TC Energy Corp.	100,744	4,918,275
Rail — 3.7%
Canadian Pacific Kansas City Ltd.	89,006	7,070,805
Total Canada		11,989,080
France — 2.3%
Toll Roads — 2.3%
Getlink SE	229,199	4,424,477
Italy — 1.6%
Gas Utilities — 1.6%
Italgas SpA	346,081	2,935,716
Japan — 5.3%
Airports — 2.0%
Japan Airport Terminal Co. Ltd.	115,924	3,701,703
Integrated Utilities/Renewables — 1.3%
Chubu Electric Power Co., Inc.	203,155	2,513,928
Rail — 2.0%
East Japan Railway Co.	174,024	3,743,418
Total Japan		9,959,049
Mexico — 2.8%
Airports — 2.8%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	232,997	5,333,805
Netherlands — 2.3%
Midstream — 2.3%
Koninklijke Vopak NV	85,458	4,244,649
New Zealand — 1.8%
Airports — 1.8%
Auckland International Airport Ltd.	726,186	3,428,308

The accompanying notes are an integral part of these financial statements.

1

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS (Continued)
Philippines — 0.8%
Ports — 0.8%
International Container Terminal Services, Inc.	196,945	$1,435,799
Spain — 3.1%
Towers — 3.1%
Cellnex Telecom SA(a)	151,791	5,910,491
Thailand — 1.3%
Airports — 1.3%
Airports of Thailand PCL	2,596,951	2,420,376
United Kingdom — 7.7%
Electricity Transmission & Distribution — 4.1%
National Grid PLC	534,520	7,846,016
Integrated Utilities/Renewables — 1.7%
SSE PLC	124,828	3,143,177
Water — 1.9%
Pennon Group PLC	508,205	3,506,221
Total United Kingdom		14,495,414
United States — 56.7%(b)
Electricity Transmission & Distribution — 5.6%
CenterPoint Energy, Inc.	129,230	4,747,910
PG&E Corp.	410,288	5,719,415
		10,467,325
Gas Utilities — 2.9%
NiSource, Inc.	137,671	5,553,648
Integrated Utilities/Renewables — 23.3%
CMS Energy Corp.	54,447	3,772,088
Duke Energy Corp.	66,509	7,848,062
Entergy Corp.	58,056	4,825,615
Evergy, Inc.	93,677	6,457,156
IDACORP, Inc.	20,247	2,337,516
NextEra Energy, Inc.	160,591	11,148,227
Xcel Energy, Inc.	111,153	7,569,519
		43,958,183
Midstream — 10.3%
Cheniere Energy, Inc.	28,398	6,915,481
Targa Resources Corp.	23,607	4,109,506
Williams Cos., Inc.	133,747	8,400,649
		19,425,636
Rail — 5.6%
Union Pacific Corp.	45,970	10,576,778

The accompanying notes are an integral part of these financial statements.

2

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS (Continued)
UNITED STATES (Continued)
Towers — 7.0%
American Tower Corp.	8,701	$1,923,095
Crown Castle, Inc.	43,253	4,443,381
SBA Communications Corp.	29,497	6,927,075
		13,293,551
Water — 2.0%
American Water Works Co., Inc.	27,224	3,787,131
Total United States		107,062,252
TOTAL COMMON STOCKS (Cost $149,296,945)		186,032,125
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
First American Treasury Obligations Fund - Class X, 4.24%(c)	1,918,168	1,918,168
TOTAL SHORT-TERM INVESTMENTS (Cost $1,918,168)		1,918,168
TOTAL INVESTMENTS — 99.5% (Cost $151,215,113)		$187,950,293
Other Assets in Excess of Liabilities — 0.5%		1,036,628
TOTAL NET ASSETS — 100.0%		$188,986,921

Percentages are stated as a percent of net assets.
PCL - Public Company Limited
PLC - Public Limited Company
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $5,910,491 or 3.1% of the Fund’s net assets.

(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.7%
Australia — 5.6%
Diversified — 1.5%
Stockland	491,574	$1,737,282
Industrial — 1.7%
Goodman Group	84,161	1,897,379
Retail — 2.4%
Scentre Group	1,125,060	2,642,448
Total Australia		6,277,109
Belgium — 2.2%
Industrial — 2.2%
Warehouses De Pauw CVA	98,759	2,419,327
Canada — 1.0%
Residential — 1.0%
Canadian Apartment Properties REIT	34,386	1,121,412
Finland — 1.5%
Residential — 1.5%
Kojamo Oyj(a)	130,542	1,695,847
France — 0.6%
Office — 0.6%
Covivio SA	10,021	635,375
Germany — 1.5%
Residential — 1.5%
Vonovia SE	48,734	1,727,790
Hong Kong — 4.9%
Diversified — 1.5%
Sun Hung Kai Properties Ltd.	140,955	1,624,231
Office — 1.0%
Hongkong Land Holdings Ltd.	198,676	1,147,010
Retail — 2.4%
Hang Lung Properties Ltd.	1,435,431	1,374,023
Link REIT	250,263	1,340,532
		2,714,555
Total Hong Kong		5,485,796
Japan — 8.4%
Hotel — 1.0%
Invincible Investment Corp.	2,486	1,070,545
Industrial — 1.0%
LaSalle Logiport REIT	1,156	1,117,301

The accompanying notes are an integral part of these financial statements.

4

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS (Continued)
JAPAN (Continued)
Office — 5.8%
KDX Realty Investment Corp.	962	$1,043,853
Mitsui Fudosan Co. Ltd.	404,441	3,915,426
Nippon Building Fund, Inc.	652	602,043
Sumitomo Realty & Development Co. Ltd.	24,884	961,004
		6,522,326
Residential — 0.6%
Comforia Residential REIT, Inc.	310	616,962
Total Japan		9,327,134
Netherlands — 2.2%
Industrial — 0.8%
CTP NV(b)	43,946	925,841
Retail — 1.4%
Eurocommercial Properties NV	48,057	1,519,803
Total Netherlands		2,445,644
Singapore — 3.0%
Diversified — 2.0%
CapitaLand Integrated Commercial Trust	1,344,672	2,296,128
Health Care — 1.0%
Parkway Life Real Estate Investment Trust	341,731	1,102,880
Total Singapore		3,399,008
Sweden — 1.3%
Residential — 1.3%
Fastighets AB Balder(a)	192,359	1,433,897
United Kingdom — 4.4%
Diversified — 3.4%
British Land Co. PLC	719,414	3,733,863
Self Storage — 1.0%
Big Yellow Group PLC	82,365	1,145,000
Total United Kingdom		4,878,863
United States — 62.1%(c)
Data Centers — 9.2%
Digital Realty Trust, Inc.	19,925	3,473,525
Equinix, Inc.	8,607	6,846,611
		10,320,136
Health Care — 10.7%
American Healthcare REIT, Inc.	68,730	2,525,140
Omega Healthcare Investors, Inc.	45,405	1,664,093
Welltower, Inc.	50,374	7,743,995
		11,933,228

The accompanying notes are an integral part of these financial statements.

5

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS (Continued)
UNITED STATES (Continued)
Industrial — 7.4%
EastGroup Properties, Inc.	22,743	$3,800,810
LXP Industrial Trust	130,591	1,078,682
Plymouth Industrial REIT, Inc.	37,151	596,645
Prologis, Inc.	26,084	2,741,950
		8,218,087
Net Lease — 7.1%
Agree Realty Corp.	12,169	889,067
Essential Properties Realty Trust, Inc.	113,507	3,622,008
VICI Properties, Inc.	106,385	3,468,151
		7,979,226
Office — 3.4%
Highwoods Properties, Inc.	35,866	1,115,074
SL Green Realty Corp.	42,984	2,660,710
		3,775,784
Residential — 8.2%
AvalonBay Communities, Inc.	25,835	5,257,422
Camden Property Trust	26,256	2,958,789
Sun Communities, Inc.	7,738	978,780
		9,194,991
Retail — 7.1%
Brixmor Property Group, Inc.	103,538	2,696,129
Curbline Properties Corp.	48,365	1,104,173
Macerich Co.	69,013	1,116,630
Regency Centers Corp.	25,424	1,810,952
Simon Property Group, Inc.	7,738	1,243,961
		7,971,845
Self Storage — 8.0%
CubeSmart	32,970	1,401,225
Extra Space Storage, Inc.	38,800	5,720,672
Smartstop Self Storage REIT, Inc.	48,358	1,752,010
		8,873,907
Specialty — 1.0%
American Tower Corp.	5,002	1,105,542
Total United States		69,372,746
TOTAL COMMON STOCKS (Cost $95,685,152)		110,219,948

The accompanying notes are an integral part of these financial statements.

6

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
First American Treasury Obligations Fund - Class X, 4.24%(d)	1,119,657	$1,119,657
TOTAL SHORT-TERM INVESTMENTS (Cost $1,119,657)		1,119,657
TOTAL INVESTMENTS — 99.7% (Cost $96,804,809)		$111,339,605
Other Assets in Excess of Liabilities — 0.3%		390,299
TOTAL NET ASSETS — 100.0%		$111,729,904

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $925,841 or 0.8% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

7

BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.3%
Brazil — 5.8%
Circular Economy — 2.8%
Orizon Valorizacao de Residuos SA(a)	183,937	$1,832,904
Electricity Infrastructure — 3.0%
Equatorial Energia SA	289,878	1,937,286
Total Brazil		3,770,190
Canada — 3.7%
Electricity Infrastructure — 3.7%
Boralex, Inc. - Class A	51,090	1,187,066
Fortis, Inc.	26,377	1,259,433
Total Canada		2,446,499
France — 3.9%
Sustainable Solutions — 3.9%
Schneider Electric SE	9,547	2,563,233
Germany — 3.5%
Electricity Infrastructure — 3.5%
E.ON SE	122,602	2,259,027
Italy — 7.3%
Circular Economy — 3.0%
Hera SpA	403,325	1,948,227
Electricity Infrastructure — 4.3%
Enel SpA	298,041	2,828,628
Total Italy		4,776,855
Spain — 5.5%
Electricity Infrastructure — 5.5%
Iberdrola SA	185,742	3,573,321
United Kingdom — 12.3%
Circular Economy — 3.3%
Severn Trent PLC	56,943	2,139,467
Electricity Infrastructure — 9.0%
National Grid PLC	121,375	1,781,617
SSE PLC	161,092	4,056,307
		5,837,924
Total United Kingdom		7,977,391
United States — 54.3%(b)
Circular Economy — 11.1%
American Water Works Co., Inc.	9,818	1,365,782
Republic Services, Inc.	7,531	1,857,220

The accompanying notes are an integral part of these financial statements.

8

BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS (Continued)
United States (Continued)
Circular Economy (Continued)
Waste Connections, Inc.	10,527	$1,966,483
Waste Management, Inc.	8,795	2,012,472
		7,201,957
Electricity Infrastructure — 25.4%
Clearway Energy, Inc. - Class C	40,978	1,311,296
CMS Energy Corp.	26,111	1,808,970
Entergy Corp.	29,927	2,487,532
NextEra Energy, Inc.	41,131	2,855,314
Public Service Enterprise Group, Inc.	31,380	2,641,568
TXNM Energy, Inc.	46,245	2,604,519
Xcel Energy, Inc.	40,822	2,779,978
		16,489,177
Sustainable Solutions — 17.8%
Bloom Energy Corp. - Class A(a)	28,990	693,441
Carrier Global Corp.	20,565	1,505,152
First Solar, Inc.(a)	8,841	1,463,539
GE Vernova, Inc.	4,723	2,499,176
Itron, Inc.(a)	14,898	1,961,024
Trane Technologies PLC	5,074	2,219,418
Xylem, Inc.	9,717	1,256,991
		11,598,741
Total United States		35,289,875
TOTAL COMMON STOCKS (Cost $52,439,833)		62,656,391
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
First American Treasury Obligations Fund - Class X, 4.24%(c)	1,138,688	1,138,688
TOTAL SHORT-TERM INVESTMENTS (Cost $1,138,688)		1,138,688
TOTAL INVESTMENTS — 98.1% (Cost $53,578,521)		$63,795,079
Other Assets in Excess of Liabilities — 1.9%		1,221,343
TOTAL NET ASSETS — 100.0%		$65,016,422

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

9

OAKTREE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.3%
Argentina — 0.5%
YPF SA - ADR(a)	37,189	$1,169,594
Bermuda — 0.2%
Damai Entertainment Holdings Ltd.(a)	4,998,258	611,256
Brazil — 4.5%
Itau Unibanco Holding SA - ADR	656,761	4,459,407
JBS NV(a)	88,298	1,286,173
Localiza Rent a Car SA	344,114	2,583,499
Magazine Luiza SA	347,736	630,432
Marfrig Global Foods SA	287,274	1,214,005
PRIO SA/Brazil(a)	198,923	1,549,469
		11,722,985
Chile — 1.5%
Barrick Mining Corp.	191,394	3,984,823
China — 40.8%(b)
Akeso, Inc.(a)(c)	67,606	795,594
Alibaba Group Holding Ltd.	849,710	12,028,452
Aluminum Corp. of China Ltd.	4,306,206	4,239,854
ANTA Sports Products Ltd.	250,660	3,032,931
Bilibili, Inc. - Class Z(a)	133,588	2,867,363
BYD Co. Ltd. - Class H	46,022	716,564
China Construction Bank Corp.	5,045,938	5,106,220
China Merchants Bank Co. Ltd. - Class H	642,865	4,509,674
China Resources Beverage Holdings Co. Ltd.	1,243,417	1,920,190
China Resources Land Ltd.	958,419	3,263,213
Contemporary Amperex Technology Co. Ltd. - Class H(a)	138,336	5,801,338
DiDi Global, Inc. - ADR(a)	342,489	1,678,196
Full Truck Alliance Co. Ltd. - ADR	107,891	1,274,193
Galaxy Entertainment Group Ltd.	601,746	2,682,343
GDS Holdings Ltd. - Class A(a)	380,000	1,449,643
H World Group Ltd.	810,031	2,746,100
Huaming Power Equipment Co. Ltd. - Class A	541,868	1,266,262
Jiangsu Hengrui Pharmaceuticals Co. Ltd.(a)	357,330	2,448,978
Kanzhun Ltd. - ADR(a)	93,647	1,670,662
KE Holdings, Inc. - ADR	90,611	1,607,439
Kingsoft Cloud Holdings Ltd.(a)	1,224,587	1,026,793
Meituan - Class B(a)(c)	140,188	2,255,070
OmniVision Integrated Circuits Group, Inc. - Class A	32,095	572,460
Ping An Insurance Group Co. of China Ltd.	815,194	5,203,643
Pop Mart International Group Ltd.(c)	22,330	760,765
SF Holding Co. Ltd. - Class H	506,890	2,922,977
Shandong Gold Mining Co. Ltd. - Class H(c)	285,133	1,000,428
Sunny Optical Technology Group Company Ltd.	143,438	1,273,942
Tencent Holdings Ltd.	245,680	15,830,542

The accompanying notes are an integral part of these financial statements.

10

OAKTREE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS (Continued)
China (Continued)
WuXi AppTec Company Ltd.(c)	425,106	$4,276,727
Wuxi Lead Intelligent Equipment Co. Ltd. - Class A	388,724	1,348,786
Xiaomi Corp. - Class B(a)(c)	513,131	3,949,947
Zijin Mining Group Co. Ltd.	1,961,940	5,045,740
		106,573,029
Colombia — 0.7%
Ecopetrol SA - ADR	207,885	1,839,782
Greece — 2.1%
Alpha Bank SA	1,582,540	5,573,834
India — 6.1%
HDFC Bank Ltd. - ADR	67,942	5,209,113
Larsen & Toubro Ltd. - GDR	61,709	2,643,014
Mahindra & Mahindra Ltd. - GDR	49,994	1,829,781
Reliance Industries Ltd. - GDR(c)	88,699	6,185,155
		15,867,063
Indonesia — 3.3%
Freeport-McMoRan, Inc.	115,231	4,995,264
Grab Holdings Ltd. - Class A(a)	695,616	3,498,948
		8,494,212
Kazakhstan — 0.2%
Air Astana JSC - GDR	79,187	435,529
Mexico — 2.7%
Fresnillo PLC	278,466	5,535,021
Ternium SA - ADR	51,529	1,551,023
		7,086,044
Poland — 1.8%
Allegro.eu SA(a)(c)	185,757	1,788,396
Powszechna Kasa Oszczednosci Bank Polski SA	135,654	2,834,465
		4,622,861
Russia — 0.0%(d)
Sberbank of Russia PJSC - ADR(a)(e)	39,273	0
Saudi Arabia — 1.4%
Americana Restaurants International PLC - Foreign Co.	1,691,855	1,037,781
Saudi National Bank	268,315	2,583,489
		3,621,270
Singapore — 0.3%
Sea Ltd. - ADR(a)	5,077	812,015
South Africa — 4.5%
Anglogold Ashanti PLC	256,810	11,702,832

The accompanying notes are an integral part of these financial statements.

11

OAKTREE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS (Continued)
South Korea — 11.0%
Hana Financial Group, Inc.	15,169	$969,980
HD Hyundai Electric Co. Ltd.	5,946	2,229,078
Hyundai Engineering & Construction Co. Ltd.	44,257	2,569,721
KEPCO Engineering & Construction Co., Inc.	9,409	725,532
Samsung Electronics Co. Ltd.	212,723	9,406,956
Samsung Fire & Marine Insurance Co. Ltd.	13,223	4,239,791
Samsung Heavy Industries Co. Ltd.(a)	233,650	2,889,298
Samyang Foods Co. Ltd.	2,553	2,635,785
SK Hynix, Inc.	14,233	3,066,950
		28,733,091
Taiwan — 8.2%
Hon Hai Precision Industry Co. Ltd.	504,165	2,781,648
Taiwan Semiconductor Manufacturing Co. Ltd.	439,579	16,075,120
Uni-President Enterprises Corp.	907,804	2,516,344
		21,373,112
Thailand — 0.3%
Charoen Pokphand Foods PCL	1,109,713	785,868
Turkey — 3.2%
Akbank TAS	1,676,424	2,872,941
BIM Birlesik Magazalar AS	226,276	2,812,123
Coca-Cola Icecek AS	1,224,279	1,513,840
Ford Otomotiv Sanayi AS	568,070	1,274,510
		8,473,414
TOTAL COMMON STOCKS (Cost $191,075,840)		243,482,614
EXCHANGE TRADED FUNDS — 4.6%
iShares MSCI India ETF	216,039	12,029,051
TOTAL EXCHANGE TRADED FUNDS (Cost $11,140,548)		12,029,051
TOTAL INVESTMENTS — 97.9% (Cost $202,216,388)		$255,511,665
Other Assets in Excess of Liabilities — 2.1%		5,515,678
TOTAL NET ASSETS — 100.0%		$261,027,343

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
JSC - Public Joint Stock Company
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
ETF - Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

12

OAKTREE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $21,012,082 or 8.0% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

13

BROOKFIELD INVESTMENT FUNDS
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Infrastructure Fund	Global Real Estate Fund	Renewables Fund(1)	Emerging Markets Fund(2)
Assets:
Investments in securities, at value (Note 2)	$ 187,950,293	$111,339,605	$ 63,795,079	$255,511,665
Receivable for investments sold	3,086,224	—	1,115,142	1,829,659
Dividends and interest receivable	787,862	816,004	174,595	935,638
Receivable for fund shares sold	19,000	435	—	31,718
Cash	—	—	—	11,214,640
Prepaid expenses	37,955	64,129	27,963	48,837
Total assets	191,881,334	112,220,173	65,112,779	269,572,157
Liabilities:
Payable for fund shares purchased	2,500,600	1,907	—	20,441
Distribution fees payable	125,221	76,337	—	692
Investment advisory fees payable, net (Note 3)	108,077	41,037	30,036	141,873
Payable for investments purchased	—	253,366	—	8,201,769
Due to custodian	—	—	—	139
Accrued expenses	160,515	117,622	66,321	179,900
Total liabilities	2,894,413	490,269	96,357	8,544,814
Net Assets	$ 188,986,921	$111,729,904	$ 65,016,422	$ 261,027,343
Composition of Net Assets:
Paid-in capital	135,929,748	220,313,176	57,577,966	239,516,420
Accumulated gains (losses)	53,057,173	(108,583,272)	7,438,456	21,510,923
Net assets applicable to capital shares outstanding	$ 188,986,921	$111,729,904	$ 65,016,422	$ 261,027,343
Total Investments at cost	$151,215,113	$96,804,809	$ 53,578,521	$ 202,216,388
Net Assets
Class A Shares - Net Assets	$4,988,190	$3,976,691	$—	$3,682,617
Shares outstanding	348,269	341,770	—	426,431
Net asset value and redemption price per share	$14.32	$11.64	$—	$8.64
Offering price per share based on a maximum sales charge of 4.75%	$15.03	$12.22	$—	$9.07
Class C Shares - Net Assets	$772,305	$514,388	$—	$—
Shares outstanding	54,679	44,423	—	—
Net asset value and redemption price per share	$14.12	$11.58	$—	$—

The accompanying notes are an integral part of these financial statements.

14

BROOKFIELD INVESTMENT FUNDS
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

	Infrastructure Fund	Global Real Estate Fund	Renewables Fund(1)	Emerging Markets Fund(2)
Class I Shares - Net Assets	$183,226,426	$ 107,238,825	$65,016,422	$257,344,726
Shares outstanding	12,787,760	9,218,532	6,118,354	29,907,224
Net asset value and redemption price per share	$14.33	$11.63	$10.63	$8.60

(1)	Currently, the Renewables Fund is only publicly offering Class I shares to investors.
(2)	Currently, the Emerging Markets Fund is only publicly offering Class A and Class I shares to investors.
The accompanying notes are an integral part of these financial statements.

15

BROOKFIELD INVESTMENT FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

	Infrastructure Fund	Global Real Estate Fund	Renewables Fund	Emerging Markets Fund
Investment Income:
Dividends and distributions (net of foreign withholding tax of $168,709, $128,102, $49,953 and $278,671	$3,419,122	$2,572,095	$865,458	$3,414,297
Less return of capital distributions	(120,066)	(6,724)	(81,987)	—
Total investment income	3,299,056	2,565,371	783,471	3,414,297
Expenses:
Investment advisory fees (Note 3)	966,909	503,850	246,504	1,059,127
Distribution fees - Class A	6,174	5,027	—	3,848
Distribution fees - Class C	3,960	2,618	—	—
Transfer agent fees	90,343	61,490	4,220	67,044
Fund accounting and sub-administration fees	83,882	51,488	25,270	75,941
Audit and tax services	43,507	26,547	27,935	27,935
Registration fees	39,063	22,974	21,476	24,075
Trustees’ fees	38,110	28,770	22,251	34,558
Interest Expense	38,061	9,424	—	3,989
Custodian fees	28,858	17,411	9,277	74,256
Miscellaneous	19,234	15,217	10,320	19,753
Legal fees	13,862	41,545	8,340	12,969
Reports to shareholders	9,033	11,415	3,415	6,967
Insurance	8,398	8,239	1,291	6,966
Total operating expenses	1,389,394	806,015	380,299	1,417,428
Less expenses waived by the investment adviser (Note 3)	(241,720)	(160,161)	(90,294)	(295,612)
Net expenses	1,147,674	645,854	290,005	1,121,816
Net investment income	2,151,382	1,919,517	493,466	2,292,481
Net realized gain (loss) on:
Investments	21,019,506	773,415	439,645	3,422,111
Foreign currency transactions	(17,805)	29,406	510	(112,495)
Net realized gain	21,001,701	802,821	440,155	3,309,616
Net change in unrealized appreciation/ depreciation on:
Investments	(6,408,511)	2,623,789	10,147,110	37,521,562
Foreign currency	—	—	—	(145)
Foreign currency translations	24,195	27,451	6,856	4,376
Net change in unrealized appreciation (depreciation)	(6,384,316)	2,651,240	10,153,966	37,525,793
Net realized and unrealized gain	14,617,385	3,454,061	10,594,121	40,835,409
Net increase in net assets resulting from operations	$16,768,767	$5,373,578	$11,087,587	$43,127,890

The accompanying notes are an integral part of these financial statements.

16

BROOKFIELD INVESTMENT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Infrastructure Fund		Global Real Estate Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$2,151,382	$5,955,562	$1,919,517	$4,999,171
Net realized gain (loss)	21,001,701	(302,401)	802,821	23,128,235
Net change in unrealized appreciation (depreciation)	(6,384,316)	21,404,585	2,651,240	(29,669,463)
Net increase (decrease) in net assets resulting from operations	16,768,767	27,057,746	5,373,578	(1,542,057)
Distributions to Shareholders:
From distributable earnings:
Class A shares	(49,609)	(95,997)	(64,732)	(115,003)
Class C shares	(4,835)	(8,127)	(5,463)	(14,809)
Class I shares	(2,437,830)	(5,844,442)	(2,635,100)	(6,394,461)
Total distributions to shareholders	(2,492,274)	(5,948,566)	(2,705,295)	(6,524,273)
Capital Share Transactions (Note 5):
Subscriptions	30,360,650	144,709,121	1,099,714	4,781,285
Reinvestment of distributions	1,903,252	5,424,486	2,324,181	5,193,430
Redemptions	(217,232,507)	(62,308,407)	(48,215,374)	(208,923,552)
Net increase (decrease) in net assets from capital share transactions	(184,968,605)	87,825,200	(44,791,479)	(198,948,837)
Total increase (decrease) in net assets	(170,692,112)	108,934,380	(42,123,196)	(207,015,167)
Net Assets:
Beginning of period	359,679,033	250,744,653	153,853,100	360,868,267
End of period	$188,986,921	$359,679,033	$111,729,904	$153,853,100

The accompanying notes are an integral part of these financial statements.

17

BROOKFIELD INVESTMENT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Renewables Fund		Emerging Markets Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$493,466	$753,132	$2,292,481	$5,273,250
Net realized gain (loss)	440,155	(746,210)	3,309,616	(23,876,520)
Net change in unrealized appreciation (depreciation)	10,153,966	(1,208,695)	37,525,793	12,618,368
Net increase (decrease) in net assets resulting from operations	11,087,587	(1,201,773)	43,127,890	(5,984,902)
Distributions to Shareholders:
From distributable earnings:
Class A shares	—	—	—	(48,391)
Class I shares	(493,316)	(742,382)	—	(5,963,076)
Total distributions to shareholders	(493,316)	(742,382)	—	(6,011,467)
Capital Share Transactions (Note 5):
Subscriptions	40,283	20,843,239	17,254,013	32,441,642
Reinvestment of distributions	455,619	671,688	—	5,802,541
Redemptions	(114,442)	(963,099)	(23,569,807)	(52,546,059)
Net increase (decrease) in net assets from capital share transactions	381,460	20,551,828	(6,315,794)	(14,301,876)
Total increase (decrease) in net assets	10,975,731	18,607,673	36,812,096	(26,298,245)
Net Assets:
Beginning of period	54,040,691	35,433,018	224,215,247	250,513,492
End of period	$65,016,422	$54,040,691	$261,027,343	$224,215,247

The accompanying notes are an integral part of these financial statements.

18

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
FINANCIAL HIGHLIGHTS

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income[1]	Net Realized and Change in Unrealized Gain (Loss) on Investment Transactions	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital Distributions	Total Distributions Paid*	Net Asset Value, End of Period	Total Investment Return2,†	Net Assets, End of Period (000)	Gross Operating Expenses[3]	Net Expenses, Including Fee Waivers and Reimbursement/ Recoupment[3]	Net Investment Income[3]	Net Investment Income (Loss), Excluding the Effect of Fee Waivers and Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[2]
Class A
June 30, 2025[4]	$13.35	0.13	0.98	1.11	(0.14)	—	—	(0.14)	$14.32	8.35%	$4,988	1.57%	1.25%	1.94%	1.62%	44%
December 31, 2024	$12.49	0.22	0.86	1.08	(0.22)	—	—	(0.22)	$13.35	8.76%	$5,036	1.43%	1.25%	1.71%	1.53%	78%
December 31, 2023	$12.33	0.17	0.19	0.36	(0.18)	(0.02)	—	(0.20)	$12.49	2.99%	$6,047	1.43%	1.25%	1.41%	1.23%	52%
December 31, 2022	$13.97	0.15	(0.92)	(0.77)	(0.14)	(0.73)	—	(0.87)	$12.33	(5.61)%	$7,267	1.41%	1.25%	1.13%	0.97%	74%
December 31, 2021	$12.60	0.11	1.86	1.97	(0.35)	(0.25)	—	(0.60)	$13.97	15.90%	$7,698	1.37%	1.28%	0.85%	0.76%	62%
December 31, 2020	$13.55	0.11	(0.62)	(0.51)	—	—	(0.44)	(0.44)	$12.60	(3.42)%	$5,807	1.44%	1.35%	0.93%	0.84%	138%
Class C
June 30, 2025[4]	$13.16	0.08	0.97	1.05	(0.09)	—	—	(0.09)	$14.12	7.97%	$772	2.23%	2.00%	1.16%	0.93%	44%
December 31, 2024	$12.32	0.12	0.85	0.97	(0.13)	—	—	(0.13)	$13.16	7.92%	$801	2.10%	2.00%	0.93%	0.83%	78%
December 31, 2023	$12.15	0.07	0.20	0.27	(0.08)	(0.02)	—	(0.10)	$12.32	2.25%	$955	2.28%	2.00%	0.58%	0.30%	52%
December 31, 2022	$13.78	0.04	(0.90)	(0.86)	(0.04)	(0.73)	—	(0.77)	$12.15	(6.35)%	$1,736	2.20%	2.00%	0.29%	0.09%	74%
December 31, 2021	$12.43	0.01	1.84	1.85	(0.25)	(0.25)	—	(0.50)	$13.78	15.06%	$3,462	2.11%	2.03%	0.07%	(0.01)%	62%
December 31, 2020	$13.37	0.02	(0.62)	(0.60)	—	—	(0.34)	(0.34)	$12.43	(4.19)%	$4,180	2.19%	2.10%	0.18%	0.09%	138%
Class I (Note 1)
June 30, 2025[4]	$13.38	0.13	1.00	1.13	(0.18)	—	—	(0.18)	$14.33	8.49%	$183,226	1.21%	1.00%	1.89%	1.68%	44%
December 31, 2024	$12.52	0.26	0.85	1.11	(0.25)	—	—	(0.25)	$13.38	9.01%	$353,841	1.09%	1.00%	1.98%	1.89%	78%
December 31, 2023	$12.35	0.21	0.19	0.40	(0.21)	(0.02)	—	(0.23)	$12.52	3.33%	$243,742	1.09%	1.00%	1.72%	1.63%	52%
December 31, 2022	$13.99	0.18	(0.91)	(0.73)	(0.18)	(0.73)	—	(0.91)	$12.35	(5.36)%	$224,185	1.06%	1.00%	1.30%	1.24%	74%
December 31, 2021	$12.62	0.18	1.83	2.01	(0.39)	(0.25)	—	(0.64)	$13.99	16.14%	$451,114	1.05%	1.01%	1.37%	1.33%	62%
December 31, 2020	$13.58	0.14	(0.63)	(0.49)	—	—	(0.47)	(0.47)	$12.62	(3.23)%	$75,004	1.19%	1.10%	1.18%	1.09%	138%

*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
[4]	For the six months ended June 30, 2025 (Unaudited).
The accompanying notes are an integral part of these financial statements.

19

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
FINANCIAL HIGHLIGHTS

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income[1]	Net Realized and Change in Unrealized Gain (Loss) on Investment Transactions	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital Distributions	Total Distributions Paid*	Net Asset Value, End of Period	Total Investment Return2,†	Net Assets, End of Period (000)	Gross Operating Expenses[3]	Net Expenses, Including Fee Waivers and Reimbursement/ Recoupment[3]	Net Investment Income[3]	Net Investment Income, Excluding the Effect of Fee Waivers and Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[2]
Class A
June 30, 2025[4]	$11.10	0.15	0.58	0.73	(0.19)	—	—	(0.19)	$11.64	6.58%	$3,977	1.63%	1.20%	2.73%	2.30%	71%
December 31, 2024	$11.28	0.23	(0.14)	0.09	(0.27)	—	—	(0.27)	$11.10	0.86%	$4,180	1.52%	1.20%	2.05%	1.73%	166%
December 31, 2023	$10.74	0.23	0.50	0.73	(0.19)	—	—	(0.19)	$11.28	6.97%	$4,953	1.39%	1.20%	2.18%	1.99%	91%
December 31, 2022	$14.05	0.20	(3.31)	(3.11)	(0.19)	—	(0.01)	(0.20)	$10.74	(22.21)%	$7,215	1.32%	1.20%	1.60%	1.48%	99%
December 31, 2021	$11.63	0.11	2.59	2.70	(0.28)	—	—	(0.28)	$14.05	23.42%	$14,140	1.27%	1.20%	0.84%	0.77%	65%
December 31, 2020	$13.51	0.18	(1.67)	(1.49)	(0.35)	(0.03)	(0.01)	(0.39)	$11.63	(10.60)%	$13,944	1.27%	1.20%	1.64%	1.57%	114%
Class C
June 30, 2025[4]	$11.02	0.11	0.57	0.68	(0.12)	—	—	(0.12)	$11.58	6.19%	$514	2.43%	1.95%	1.97%	1.49%	71%
December 31, 2024	$11.19	0.13	(0.12)	0.01	(0.18)	—	—	(0.18)	$11.02	0.07%	$596	2.36%	1.95%	1.23%	0.82%	166%
December 31, 2023	$10.68	0.15	0.49	0.64	(0.13)	—	—	(0.13)	$11.19	6.11%	$1,241	2.13%	1.95%	1.43%	1.25%	91%
December 31, 2022	$13.98	0.10	(3.28)	(3.18)	(0.11)	—	(0.01)	(0.12)	$10.68	(22.78)%	$2,182	2.05%	1.95%	0.81%	0.71%	99%
December 31, 2021	$11.57	0.01	2.58	2.59	(0.18)	—	—	(0.18)	$13.98	22.53%	$5,024	2.01%	1.95%	0.09%	0.03%	65%
December 31, 2020	$13.42	0.10	(1.65)	(1.55)	(0.26)	(0.03)	(0.01)	(0.30)	$11.57	(11.25)%	$5,229	2.02%	1.95%	0.89%	0.83%	114%
Class I (Note 1)
June 30, 2025[4]	$11.13	0.16	0.58	0.74	(0.24)	—	—	(0.24)	$11.63	6.68%	$107,239	1.18%	0.95%	2.86%	2.63%	71%
December 31, 2024	$11.31	0.24	(0.12)	0.12	(0.30)	—	—	(0.30)	$11.13	1.11%	$149,077	1.08%	0.95%	2.15%	2.02%	166%
December 31, 2023	$10.77	0.27	0.48	0.75	(0.21)	—	—	(0.21)	$11.31	7.15%	$354,674	0.96%	0.95%	2.47%	2.46%	91%
December 31, 2022	$14.08	0.23	(3.32)	(3.09)	(0.21)	—	(0.01)	(0.22)	$10.77	(22.00)%	$428,733	0.95%	0.95%	1.90%	1.90%	99%
December 31, 2021	$11.65	0.15	2.60	2.75	(0.32)	—	—	(0.32)	$14.08	23.76%	$660,595	0.94%	0.95%	1.09%	1.10%	65%
December 31, 2020	$13.53	0.21	(1.67)	(1.46)	(0.38)	(0.03)	(0.01)	(0.42)	$11.65	(10.35)%	$352,509	1.02%	0.95%	1.89%	1.82%	114%

*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
[4]	For the six months ended June 30, 2025 (Unaudited).
The accompanying notes are an integral part of these financial statements.

20

BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
FINANCIAL HIGHLIGHTS

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income[1]	Net Realized and Change in Unrealized Gain (Loss) on Investment Transactions	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital Distributions	Total Distributions Paid*	Net Asset Value, End of Period	Total Investment Return2,†	Net Assets, End of Period (000)	Gross Operating Expenses[3]	Net Expenses, Including Fee Waivers and Reimbursement/ Recoupment[3]	Net Investment Income[3]	Net Investment Income (Loss), Excluding the Effect of Fee Waivers and Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[2]
Class I
June 30, 2025[4]	$8.89	0.08	1.74	1.82	(0.08)	—	—	(0.08)	$10.63	20.55%	$65,016	1.31%	1.00%	1.70%	1.39%	36%
December 31, 2024	$9.14	0.14	(0.25)	(0.11)	(0.14)	—	—	(0.14)	$8.89	(1.28)%	$54,041	1.39%	1.00%	1.54%	1.15%	69%
December 31, 2023	$9.50	0.14	(0.36)	(0.22)	(0.14)	—	—	(0.14)	$9.14	(2.25)%	$35,433	2.32%	1.00%	1.53%	0.21%	61%
December 31, 2022[5]	$10.00	0.13	(0.51)	(0.38)	(0.12)	—	—	(0.12)	$9.50	(3.79)%	$17,503	5.00%	1.00%	1.46%	(2.54)%	62%

*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
[4]	For the six months ended June 30, 2025 (Unaudited).
[5]	For the Period February 5, 2022 (Commencement of Operations) through December 31, 2022.
The accompanying notes are an integral part of these financial statements.

21

OAKTREE EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income[1]	Net Realized and Change in Unrealized Gain (Loss) on Investment Transactions	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital Distributions	Total Distributions Paid*	Net Asset Value, End of Period	Total Investment Return2,†	Net Assets, End of Period (000)	Gross Operating Expenses[3]	Net Expenses, Including Fee Waivers and Reimbursement/ Recoupment[3]	Net Investment Income[3]	Net Investment Income (Loss), Excluding the Effect of Fee Waivers and Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[2]
Class A
June 30, 2025[4]	$7.23	0.07	1.34	1.41	—	—	—	—	$8.64	19.50%	$3,683	1.47%	1.20%	1.86%	1.59%	62%
December 31, 2024	$7.60	0.13	(0.33)	(0.20)	(0.17)	—	—	(0.17)	$7.23	(2.68)%	$2,130	1.47%	1.21%	1.68%	1.42%	124%
December 31, 2023	$7.46	0.22	0.12	0.34	(0.20)	—	—	(0.20)	$7.60	4.67%	$1,640	1.44%	1.35%	2.84%	2.75%	46%
December 31, 2022[5]	$7.55	0.10	(0.01)	0.09	(0.18)	—	—	(0.18)	$7.46	1.16%	$1,198	1.67%	1.35%	2.15%	1.83%	45%
Class I
June 30, 2025[4]	$7.20	0.08	1.32	1.40	—	—	—	—	$8.60	19.44%	$257,345	1.20%	0.95%	1.95%	1.70%	62%
December 31, 2024	$7.57	0.15	(0.33)	(0.18)	(0.19)	—	—	(0.19)	$7.20	(2.37)%	$222,085	1.20%	0.96%	2.01%	1.77%	124%
December 31, 2023	$7.43	0.25	0.11	0.36	(0.22)	—	—	(0.22)	$7.57	4.94%	$248,873	1.19%	1.10%	3.32%	3.23%	46%
December 31, 2022	$8.76	0.31	(1.44)	(1.13)	(0.20)	—	—	(0.20)	$7.43	(12.86)%	$122,792	1.63%	1.10%	4.22%	3.69%	45%
December 31, 2021[6]	$10.00	0.14	(1.32)	(1.18)	(0.05)	(0.01)	—	(0.06)	$8.76	(11.78)%	$20,553	6.31%	1.10%	2.73%	(2.48)%	49%

*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the period indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
[4]	For the six months ended June 30, 2025 (Unaudited).
[5]	For the Period May 16, 2022 (Commencement of Operations) through December 31, 2022.
[6]	For the Period June 3, 2021 (Commencement of Operations) through December 31, 2021.
The accompanying notes are an integral part of these financial statements.

22

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)
1. ORGANIZATION
Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of five separate investment series referred to as Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), Center Coast Brookfield Midstream Focus Fund (the “Focus Fund”), Brookfield Global Renewables & Sustainable Infrastructure Fund (the “Renewables Fund”) and Oaktree Emerging Markets Equity Fund (the “Emerging Markets Fund”) (each, a “Fund,” and collectively, the “Funds”), four of which are included in this report. The Infrastructure Fund, Global Real Estate Fund, Renewables Fund and Emerging Markets Fund are each a diversified open-end management investment company.
On March 25, 2021, the Board of Trustees of the Trust, on behalf of the Infrastructure Fund and the Global Real Estate Fund, approved a proposal to close each Fund’s Class I Shares (the “Legacy Class I Shares”). Following the close of business on April 30, 2021, shareholders holding the Legacy Class I Shares had their shares automatically converted (the “Conversion”) into each Fund’s Class Y Shares (the “Legacy Class Y Shares”). Following the Conversion, each Fund’s Legacy Class Y Shares were renamed “Class I Shares” (the “new Class I Shares”). As a result of the Conversion, each Fund’s new Class I Shares adopted the Legacy Class Y Shares’ performance and accounting history.
Each Fund currently has three classes of shares: Class A, Class C and Class I shares. Each class represents an interest in the same portfolio of assets and has identical voting, dividend, liquidation and other rights except that: (i) Class A shares have a maximum front end sales charge of 4.75%, Class C shares have a maximum deferred sales charge of 1.00%, and Class I Shares are offered at net asset value and are sold without a front-end sales load; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The assets belonging to a particular Fund belong to that Fund for all purposes, and to no other Fund, subject only to the rights of creditors of that Fund. Currently, the Renewables Fund is only publicly offering Class I shares to investors and the Emerging Markets Fund is only publicly offering Class A and Class I shares to investors.
Brookfield Public Securities Group LLC (“PSG” or the “Adviser”), an indirect wholly-owned subsidiary of Brookfield Asset Management Ltd. (NYSE: BAM; TSX: BAMA) (“BAM”), is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Infrastructure Fund, Global Real Estate Fund and Renewables Fund. Oaktree Fund Advisors, LLC (“Oaktree”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Emerging Markets Fund. PSG serves as Administrator to the Emerging Markets Fund. PSG and Oaktree are each referred to herein as the “Adviser” and together are referred to as the “Advisers”.
The investment objective of the Infrastructure Fund, Global Real Estate Fund and Renewables Fund is to seek total return through growth of capital and current income, and the investment objective of the Emerging Markets Fund is to seek long-term capital growth. Each Fund’s investment objective is not fundamental and may be changed by the Board without shareholder approval, upon not less than 60 days prior written notice to shareholders. There can be no assurance that each Fund will achieve its investment objective.
2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those

23

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
estimates. Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. Each Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. Each Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.
The Board has designated each Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Advisers in their role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.
Investments in equity securities listed or traded on any securities exchange or traded in the over- the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.
The fair valuation methodology may include or consider the following guidelines, as appropriate:
(1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after

24

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NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets or liabilities
Level 2 –
Quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)
Infrastructure Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks.	$132,398,846	$53,633,279	$—	$186,032,125
Money Market Funds	1,918,168	—	—	1,918,168
Total Investments	$134,317,014	$53,633,279	$—	$ 187,950,293

Global Real Estate Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$70,494,158	$39,725,790	$—	$110,219,948
Money Market Funds	1,119,657	—	—	1,119,657
Total Investments	$71,613,815	$39,725,790	$—	$111,339,605

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BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Renewables Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$41,506,564	$21,149,827	$—	$62,656,391
Money Market Funds	1,138,688	—	—	1,138,688
Total Investments	$42,645,252	$21,149,827	$—	$63,795,079

Emerging Markets Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks.	$70,387,565	$173,095,049	$— (1)	$243,482,614
Exchange Traded Funds	12,029,051	—	—	12,029,051
Total Investments	$82,416,616	$173,095,049	$—	$255,511,665

(1)	Investments categorized as Level 3 securities that are effectively valued at zero
As of June 30, 2025, there was an investment in the Emerging Markets Fund related to one company which was effectively valued at zero due to the inability of the Fund to transact in this investment, the lack of visibility on when the Fund may do so, and the lack of readily available market prices for such investment. All of these factors are related to the Russian invasion of Ukraine and responses to that event. The value of this security compared to the Fund’s net assets is not material, and therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.
For further information regarding security characteristics, see the Schedules of Investments.
Investment Transactions and Investment Income: Securities transactions are recorded on trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized on a daily basis using the effective yield to maturity and yield to next methods, respectively, and might be adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date. Net realized gain (loss) on the Statements of Operations may also include realized gain distributions received from real estate investment trusts (“REITs”). Distributions of net realized gains are recorded on the REIT’s ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. A distribution received from investments in master limited partnerships (“MLP”) generally are comprised of return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

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NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Master Limited Partnerships: A MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.
The Infrastructure Fund invests in MLPs, which generally are treated as partnerships for federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income, it could significantly reduce the value of the MLPs held by the Fund and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund’s can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax-deferred return of capital.
Depreciation or other cost recovery deductions passed through to the Funds from investments in MLPs in a given year will generally reduce the Funds’ taxable income (and earnings and profits), but those deductions may be recaptured in the Funds’ taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when a Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Funds’ shareholders may be taxable.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses that are attributable to more than one Fund in the Trust and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Funds, based upon relative average net assets, evenly or a combination of average net assets and evenly. Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for class-specific expenses.
Certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions charge a fee for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents. The portion of this fee paid by the Funds is included within “Transfer agent fees” in the Statements of Operations.
Distributions to Shareholders: Each Fund declares and pays dividends quarterly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. Each Fund also pays distributions at least annually from their realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. This notice is available on the Adviser’s website at https://www.brookfieldoaktree.com. Any such notice is provided only

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NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Funds’ distributions for each calendar year is reported on IRS Form 1099-DIV.
Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with federal income tax regulations and may differ from net investment income and realized gains recorded by each Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
The Funds operate as a single operating segment. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed as a whole by the President of the Funds, who is responsible for the oversight functions of the Funds, using the information presented in the financial statements and financial highlights.
3. INVESTMENT ADVISORY AGREEMENTS AND RELATED PARTY TRANSACTIONS
PSG serves as the investment adviser to the Infrastructure Fund, Global Real Estate Fund and Renewables Fund and Oaktree serves as the investment adviser to the Emerging Markets Fund pursuant to separate investment advisory agreements (the “Advisory Agreements”) under which each Adviser is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
Under the Advisory Agreements, the Funds pay advisory fees, computed daily and payable monthly, at the annual rates stated below:

	Annual Advisory Fee Rate (as a percentage of average daily net assets)	Annual Expense Cap
Infrastructure Fund
Class A	0.85%	1.25%
Class C	0.85%	2.00%
Class I	0.85%	1.00%
Global Real Estate Fund
Class A	0.75%	1.20%
Class C	0.75%	1.95%
Class I	0.75%	0.95%
Renewables Fund
Class A	0.85%	1.25%
Class C	0.85%	2.00%
Class I	0.85%	1.00%
Emerging Markets Fund
Class A	0.90%	1.20%
Class C	0.90%	1.95%
Class I	0.90%	0.95%

Pursuant to operating expense limitation agreements (the “Expense Limitation Agreements”), each Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees, as presented above, and/or to reimburse certain expenses of each Fund to the extent necessary to maintain each Fund’s total annual operating expenses (excluding any front-end or contingent deferred charges, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the

28

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
ordinary course of a Fund’s business) at certain levels. The Expense Limitation Agreements will continue until at least April 30, 2026 for the Infrastructure Fund, Global Real Estate Fund, Renewables Fund and the Emerging Markets Fund and may not be terminated by the Funds or the Adviser before such time.
Thereafter, the Expense Limitation Agreements may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, each Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Pursuant to the Expense Limitation Agreements, any waivers and/or reimbursements made by the Adviser are subject to recoupment from a Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that a Fund is able to effect such payment to the Adviser and remain in compliance with the annual expense cap in effect at the time the waivers and/or reimbursements occurred.
The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration are listed in the table below:

Expiration Period	Infrastructure Fund	Global Real Estate Fund	Renewables Fund	Emerging Markets Fund
December 31, 2025	$189,307	$88,131	$399,987	$207,202
December 31, 2026	230,459	64,648	250,752	209,836
December 31, 2027	267,086	304,079	192,993	642,727
December 31, 2028	241,720	160,161	90,294	295,612
Total amount subject to recoupment	$928,572	$617,019	$934,026	$1,355,377

For the six months ended June 30, 2025, the Advisers did not recoup any expenses.
Each Fund has entered into separate Administration Agreements with the PSG, and PSG has entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Sub-Administrator”). PSG and the Sub-Administrator perform administrative services necessary for the operation of the Funds, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Funds with administrative office facilities. PSG does not receive any compensation for its administration services pursuant to the Administration Agreements and the Funds are responsible for any fees due to the Sub-Administrator.
Certain officers and/or trustees of the Trust are officers and/or employees of PSG.
4. PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the six months ended June 30, 2025 were as follows:

Fund	Purchases	Sales
Infrastructure Fund	$100,404,448	$284,913,983
Global Real Estate Fund	96,250,656	142,700,467
Renewables Fund	20,724,736	21,428,061
Emerging Markets Fund	144,191,177	152,449,576

During the six months ended June 30, 2025, there were no transactions in U.S. Government securities.
5. SHARES OF BENEFICIAL INTEREST
The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share

29

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Infrastructure Fund and Global Real Estate Fund offer three classes of shares of beneficial interest — “Class A” Shares, “Class C” Shares and “Class I” Shares, the Renewables Fund offers “Class I” Shares and the Emerging Markets Fund offers two classes of shares of beneficial interest — “Class A” Shares and “Class I” Shares.
The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.
Infrastructure Fund

	2025(1)		2024(2)
	Shares	Amount	Shares	Amount
Class A
Proceeds from shares sold	6,257	$88,262	20,978	$264,666
Reinvestment of distributions	2,929	40,889	6,347	79,905
Payments for shares redeemed	(38,162)	(523,444)	(134,168)	(1,732,513)
Net Decrease	(28,976)	$(394,293)	(106,843)	$(1,387,942)
Class C
Proceeds from shares sold	—	$—	2,748	$33,847
Reinvestment of distributions	248	3,420	507	6,208
Payments for shares redeemed	(6,440)	(89,325)	(19,882)	(237,873)
Net Decrease	(6,192)	$(85,905)	(16,627)	$(197,818)
Class I
Proceeds from shares sold	2,173,420	$30,272,388	11,177,930	$144,410,608
Reinvestment of distributions	133,332	1,858,943	419,112	5,338,373
Payments for shares redeemed	(15,970,071)	(216,619,738)	(4,619,515)	(60,338,021)
Net Increase (Decrease)	(13,663,319)	$184,488,407	6,977,527	$89,410,960

Global Real Estate Fund

	2025(1)		2024(2)
	Shares	Amount	Shares	Amount
Class A
Proceeds from shares sold	7,461	$83,089	47,408	$527,630
Reinvestment of distributions	5,012	57,349	9,440	104,967
Payments for shares redeemed	(47,250)	(538,775)	(119,465)	(1,318,185)
Net Decrease	(34,777)	$(398,337)	(62,617)	$(685,588)
Class C
Proceeds from shares sold	16	$178	30	$336
Reinvestment of distributions	456	5,221	1,221	13,476
Payments for shares redeemed	(10,153)	(112,379)	(58,082)	(634,841)
Net Decrease	(9,681)	$(106,982)	(56,831)	$(621,029)
Class I
Proceeds from shares sold	89,009	$1,016,447	384,549	$4,253,319
Reinvestment of distributions	198,949	2,261,611	460,666	5,074,987
Payments for shares redeemed	(4,457,791)	(47,564,220)	(18,813,609)	(206,970,526)
Net Decrease	(4,169,833)	$(44,286,162)	(17,968,394)	$(197,642,220)

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BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Renewables Fund

	2025(1)		2024(2)
	Shares	Amount	Shares	Amount
Class I
Proceeds from shares sold	4,249	$40,283	2,234,060	$20,843,239
Reinvestment of distributions .	45,829	455,619	72,802	671,688
Payments for shares redeemed.	(12,095)	(114,442)	(104,185)	(963,099)
Net Increase	37,983	$381,460	2,202,677	$20,551,828

Emerging Markets Fund

	2025(1)		2024(2)
	Shares	Amount	Shares	Amount
Class A
Proceeds from shares sold	131,881	$1,000,000	72,761	$550,250
Reinvestment of distributions	—	—	6,620	48,391
Payments for shares redeemed	—	—	(747)	(5,615)
Net Increase	131,881	$1,000,000	78,634	$593,026
Class I
Proceeds from shares sold	2,061,318	$16,254,013	4,207,537	$31,891,392
Reinvestment of distributions	—	—	790,405	5,754,150
Payments for shares redeemed	(3,008,397)	(23,569,807)	(7,034,108)	(52,540,444)
Net Decrease3	(947,079)	$(7,315,794)	(2,036,166)	$(14,894,902)

[1]	For the Six Months Ended June 30, 2025 (Unaudited).
[2]	For the Year Ended December 31, 2024.
6. CREDIT FACILITY
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, a credit facility, pursuant to a separate Loan and Security Agreement, for temporary or extraordinary purposes. The maximum line of credit as of June 30, 2025 for the Trust is $100,000,000. The Trust pays interest in the amount of the U.S Prime Rate less 0.25% on the amount outstanding. Advances under the credit facility are collateralized by a first-priority lien against a Fund’s assets, will be made at the sole discretion of the Bank and would be for a maximum of forty-five days.
During the six months ended June 30, 2025, the Infrastructure Fund, Global Real Estate Fund and Emerging Markets Fund utilized the credit facility for 37, 24 and 15 days, respectively, and had an outstanding average daily loan balance of $5,107,973, $1,949,875 and $1,320,600, respectively. The maximum amount outstanding the for the Infrastructure Fund, Global Real Estate Fund and Emerging Markets Fund during the six months was $48,016,000, $9,922,000 and $3,411,000, respectively, and the interest expense amounted to $38,061, $9,424 and $3,989, respectively. For the six months ended June 30, 2025, the average interest rate on the outstanding principal amounts for the Infrastructure Fund, Global Real Estate Fund and Emerging Markets Fund was 7.25%, 7.25% and 7.25%, respectively. The Renewables Fund did not utilize the credit facility during the six months ended June 30, 2025. At June 30, 2025, there were no amounts outstanding on the credit facility.

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BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
7. FEDERAL INCOME TAX INFORMATION
Each Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. Each Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely- than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of June 30, 2025, each Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.
The Funds have reviewed the taxable years open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of December 31, 2024, open taxable periods consisted of the taxable years ended December 31, 2021 through December 31, 2024, for the Infrastructure Fund and Global Real Estate Fund. As of December 31, 2024, open taxable period consisted of February 5, 2022 (commencement of operations) to December 31, 2024 for the Renewables Fund. As of December 31, 2024, open taxable periods consisted of the taxable period ended December 31, 2021 and taxable years ended December 31, 2022 through December 31, 2024 for the Emerging Markets Fund. No examination of the Funds’ tax returns is currently in progress.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
The federal income tax information referenced below is as of the Fund’s most recently completed tax year-end of December 31, 2024.
The tax character of distributions paid for the year ended December 31, 2024 were as follows:

	Infrastructure Fund	Global Real Estate Fund	Renewables Fund	Emerging Markets Fund
Ordinary income (including short-term capital gains) . .	$5,948,566	$6,524,273	$742,382	$6,011,467
Long-term capital gains .	—	—	—	—
Total distributions .	$5,948,566	$6,524,273	$742,382	$6,011,467

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NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
At December 31, 2024, the Funds’ most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

	Infrastructure Fund	Global Real Estate Fund	Renewables Fund	Emerging Markets Fund
Capital loss carryforward(1)	$(1,933,069)	$(122,236,346)	$(2,998,163)	$(32,597,684)
Distributable earnings	279,563	732,545	—	—
Post-October loss	—	—	—	—
Late year ordinary losses	—	—	(1,723)	(33,788)
Other accumulated gains (losses)	(28,562)	(6,981)	(1,855)	(935,538)
Tax basis unrealized appreciation on investments and foreign currency	40,462,748	10,259,227	(154,074)	11,950,043
Total tax basis net accumulated gains (losses) .	$38,780,680	$(111,251,555)	$(3,155,815)	$(21,616,967)

(1)	To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
As of December 31, 2024, the Infrastructure Fund’s capital loss carryforwards were $1,933,069, which can be used to offset future realized long-term capital gains. The Global Real Estate Fund’s capital loss carryforwards were $99,751,547, which can be used to offset future realized short-term capital gains, and $22,484,799, which can be used to offset future realized long-term capital gains. The Renewables Fund’s capital loss carryforwards were $823,869, which can be used to offset future realized short-term capital gains, and $2,174,294, which can be used to offset future realized long-term capital gains. The Emerging Markets Fund’s capital loss carryforwards were $17,572,128, which can be used to offset future realized short-term capital gains, and $15,025,556, which can be used to offset future realized long-term capital gains. The capital loss carryforwards will not expire. The Renewables Fund deferred, on a tax basis, late year ordinary losses of $1,723. The Emerging Markets Fund deferred, on a tax basis, late year ordinary losses of $33,788.
Federal Income Tax Basis: The federal income tax basis of each Fund’s investments, not including foreign currency translation, at December 31, 2024 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Infrastructure Fund .	$318,370,239	$54,929,746	$(14,466,998)	$40,462,748
Global Real Estate Fund . .	144,175,859	17,991,035	(7,731,808)	10,259,227
Renewables Fund . .	54,267,215	3,835,144	(3,989,218)	(154,074)
Emerging Markets Fund .	210,876,376	31,966,751	(20,016,708)	11,950,043

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for Section 988 currency, sales of PFICs, partnership income/expense and return of capital. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share.

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BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
8. INDEMNIFICATIONS
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.
9. SUBSEQUENT EVENTS
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made.
Management has evaluated subsequent events in the preparation of the Funds’ financial statements and has determined that herein, there are no events that require recognition or disclosure in the financial statements.

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BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Approval of the Renewal of the Investment Advisory Agreements (Unaudited)
The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Brookfield Investment Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation of the Investment Advisory Agreements (the “Advisory Agreements”) between the Trust, on behalf of each of its series, Brookfield Global Listed Real Estate Fund, Brookfield Global Listed Infrastructure Fund, and Brookfield Global Renewables & Sustainable Infrastructure Fund (each, a “Fund,” and together, the “Funds”) and Brookfield Public Securities Group LLC (the “Adviser” or “Brookfield”), each for a successive one-year period at an in-person meeting held on May 14-15, 2025 (the “Meeting”).
In accordance with Section 15(c) of the 1940 Act, the Board requested, and Brookfield provided, materials relating to the Board’s consideration of whether to approve the continuation of the Agreements. These materials included, among other things: (a) a summary of the services provided to the Funds by Brookfield; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Funds, and the investment performance of the Funds as compared with a peer group and/or peer universe of funds, as applicable, as well as supplemental data prepared by Brookfield; (c) information on the profitability of Brookfield; (d) information relating to economies of scale; (e) information about Brookfield’s general compliance policies and procedures; (f) information on Brookfield’s risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of Brookfield who are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices.
In determining whether to approve the continuation of the Agreements, the Board, including the Independent Directors, considered at the Meeting, and from time to time, as appropriate, factors that it deemed relevant. The following discusses the primary factors relevant to the Board’s decision.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER. The Board, including the Independent Directors, considered the nature, extent and quality of services provided by Brookfield. The Board noted that such services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that Brookfield provides office space, bookkeeping, accounting, legal and compliance services, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Funds without compensation. The Board also noted that Brookfield is also responsible for the coordination and oversight of the Funds’ third-party service providers. In addition to the quality of the advisory services provided by Brookfield, the Board considered the quality of the administrative and other services provided by Brookfield to the Funds pursuant to the Advisory Agreements.
In connection with the services provided by Brookfield, the Board analyzed the structure and duties of Brookfield’s fund administration and accounting, operations and its legal and compliance departments to determine whether they are adequate to meet the needs of the Funds. The Board also considered the personnel responsible for providing advisory services to the Funds and other key personnel of Brookfield, in addition to the current and projected staffing levels and compensation practices. The Board concluded, based on the Trustees’ experience and interaction with Brookfield, that: (i) Brookfield would continue to be able to retain high-quality personnel; (ii) Brookfield has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreements; (iii) Brookfield has been responsive to requests of the Board; and (iv) Brookfield has kept the Board apprised of developments relating to the Funds and the industry in general.
The Board’s conclusion was based, in part, upon the following: (i) a comprehensive description of the investment advisory and other services provided to the Funds; (ii) a list of personnel who furnish such services and a description of their duties and qualifications; (iii) performance data with respect to the

35

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Approval of the Renewal of the Investment Advisory Agreements (Unaudited)(Continued)
Funds, including comparable investment companies and accounts managed by Brookfield; (iv) standardized industry performance data with respect to comparable investment companies and the performance of appropriate recognized indices; (v) recent financial statements of Brookfield Asset Management ULC and Brookfield Asset Management Ltd., the parent companies of the Adviser; (vi) Brookfield’s culture of compliance and its commitment to compliance generally, as well as its risk management processes and attention to regulatory matters; and (vii) Brookfield’s reputation and its experience serving as an investment adviser and the experience of the teams of portfolio managers that manage the Funds, as well as its experience serving as an investment adviser to other investment funds and institutional clients. The Board also reviewed Brookfield’s compliance and regulatory history and noted that there were no material regulatory or compliance issues that would potentially impact Brookfield from effectively serving as the investment adviser to the Funds. The Board concluded that the nature, extent and quality of the overall services provided under the Advisory Agreements were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high.
THE PERFORMANCE OF THE FUNDS AND THE ADVISER. The Board, including the Independent Directors, also considered the investment performance of the Funds. The Board noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the investment performance of the Funds in view of its importance to shareholders. In connection with this review, the Board received information regarding the investment performance of the Funds as compared to a group of funds with investment classifications and/or objectives comparable to those of the Funds (“Peer Universe”) and to an appropriate index or combination of indices (each, a “Benchmark Index”), as well as a focused peer group identified by Brookfield (“Peer Group”). In addition, the Board considered supplemental performance information that provided strategy level performance returns over longer periods as compared to each Fund’s performance information since inception. At the Meeting, management also discussed the methodologies used by Broadridge and Brookfield to select the funds included in the Peer Universe and the Peer Group, respectively. The performance information was presented for the periods ended March 31, 2025. Class I performance relative to the median of each Fund’s Peer Universe and Peer Group is described below, and for those Funds with performance that ranked below the median for their respective Peer Universes, the specific quintile rankings are also noted below with respect to the relevant periods of underperformance.
Brookfield Global Listed Real Estate Fund. The Board noted that the Fund’s performance was above the median of its Peer Universe for the one-year period; below the median of its Peer Universe for the three-, five-, and ten-year periods (the fourth, fourth, and fifth quintiles, respectively); and below the median of its Peer Universe for the since inception period (third quintile). The Board also considered that the Fund underperformed its Benchmark Index for all periods. In addition, the Board further noted that the Fund’s performance was above the median of the Peer Group for the quarter ended March 31, 2025.
Brookfield Global Listed Infrastructure Fund. The Board noted that the Fund’s performance was above the median of its Peer Universe for the one-year period, and below the median of its Peer Universe for the three-, five-, ten-year and since inception periods (fourth quintile for the three- and five-year periods and in the fifth quintile for the ten-year and since inception periods). The Board also considered that the Fund outperformed its Benchmark Index for the one-year period; matched the Benchmark Index’s performance for the five-year period; and underperformed the Benchmark Index for all other periods. In addition, the Board further noted that the Fund’s performance was below the median of its Peer Group for the quarter ended March 31, 2025.
Brookfield Global Renewables & Sustainable Infrastructure Fund. The Board noted that the Fund’s performance was below the median of its Peer Universe for the one-year, three-year, and since inception periods (fifth quintiles). The Board also considered that the Fund underperformed its Benchmark Index for the one-year, three-year, and since inception periods. In addition, the Board further noted that the Fund’s performance was above the median of its Peer Group for the quarter ended March 31, 2025.

36

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Approval of the Renewal of the Investment Advisory Agreements (Unaudited)(Continued)
THE COST OF THE ADVISORY SERVICES, AND THE PROFITABILITY TO THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS. The Board also received information regarding the management fees to be paid by the Funds to Brookfield pursuant to the Advisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by Brookfield or its affiliates in connection with providing such services to the Funds.
To assist in analyzing the reasonableness of the management fees for the Funds, the Board received reports independently prepared by Broadridge. The reports showed comparative fee and expense information for each Fund’s expense group (“Expense Group”) and expense universe (“Expense Universe”), including rankings within each category, as determined by Broadridge in collaboration with Brookfield. In considering the reasonableness of the management fees to be paid by the Funds to Brookfield, the Board was presented with a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund’s total operating expenses, the Board also considered the level of fee waivers and expense reimbursements, as applicable, and the net expense caps contractually agreed upon by Brookfield with respect to certain Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Expense Group and Expense Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether Brookfield was providing services at a cost that was competitive with other, similar funds. The Funds’ fee and expense rankings are discussed below relative to the median of the applicable expense grouping. A Fund with fees and expenses that were below the median had fees and expenses that were less than the median fees and expenses of its peer group, while a Fund with fees and expenses that were above the median had fees and expenses that were higher than the median fees and expenses of its peer group. The fund with the lowest expenses is ranked first and the fund with the highest expenses is ranked last within the applicable expense grouping.
Brookfield Global Listed Real Estate Fund. The Board considered that the Fund’s actual management fees were below the median of its Expense Group (ranked 4/14) and below the median of its Expense Universe (ranked 23/66). The Board further noted that the Fund’s actual total expenses were below the median of its Expense Group (ranked 7/14) and below the median of its Expense Universe (ranked 24/66).
Brookfield Global Listed Infrastructure Fund. The Board considered that the Fund’s actual management fees were above the median of its Expense Group (ranked 6/10) and above the median of its Expense Universe (ranked 24/36). The Board further noted that the Fund’s actual total expenses were above the median of its Expense Group (ranked 9/10) and Expense Universe (ranked 27/36).
Brookfield Global Renewables & Sustainable Infrastructure Fund. The Board considered that the Fund’s actual management fees were at the median of its Expense Group (ranked 2/3) and below the median of its Expense Universe (ranked 6/35). The Board further noted that the Fund’s actual total expenses were above the median of its Expense Group (ranked 3/3) and Expense Universe (ranked 27/35).
The Board was also asked to consider the management fees received by Brookfield with respect to other funds and accounts with similar investment strategies to the Funds, which include institutional and separately managed accounts. In comparing these fees, the Board considered certain differences between these accounts and the Funds, as applicable, including the broader and more extensive scope of services provided to the Funds in comparison to institutional or separately managed accounts; the higher demands placed on Brookfield’s investment personnel and trading infrastructure as a result of the daily cash inflows and out-flows of the Funds; the greater entrepreneurial risk in managing the Funds; and the impact on Brookfield and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional or separately managed accounts.

37

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Approval of the Renewal of the Investment Advisory Agreements (Unaudited)(Continued)
The Board also considered Brookfield’s profitability and the benefits Brookfield and its affiliates received from their relationship with the Funds. The Board received a memorandum and reviewed financial information relating to the financial condition of Brookfield Asset Management ULC and Brookfield Asset Management Ltd., the parent companies of the Adviser. The Board also considered and reviewed financial information relating to the profitability of Brookfield with respect to the services provided to the Fund, including in view of its management of the Brookfield Fund Complex,1 and considered whether Brookfield had the financial resources necessary to continue to attract and retain high-quality investment professionals and other key personnel. In analyzing Brookfield’s profitability, particular attention was given to the allocation of the direct and indirect costs of the resources and expenses in managing the Funds, as well as the non-Fund and non-advisory business activities across Brookfield’s key business lines. The Board further noted that the methodology followed in allocating costs to each Fund appeared reasonable, while also recognizing that allocation methodologies are inherently subjective. The Board also specifically noted that Brookfield had agreed to extend its contractual expense waiver for certain Funds, in order to limit such Funds’ net operating expenses. The Board concluded that the profitability to the Adviser from the Funds was reasonable.
The Board concluded that Brookfield had the financial resources necessary to perform its obligations under the Agreements and to continue to provide the Funds with the high-quality services that it had provided in the past. The Board also concluded that the management fees were reasonable in light of the factors discussed above.
THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board, including the Independent Directors, considered whether shareholders would benefit from economies of scale and whether there was potential for future realization of economies of scale with respect to the Funds. The Board considered that as a result of being part of the Brookfield Fund Complex, the constituent funds, including the Funds, share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board noted, however, that although shareholders might benefit from lower operating expenses as a result of an increasing amount of assets spread over the fixed expenses of the Funds, certain of the Funds’ expense limitation agreements with the Adviser served to limit such Funds’ expenses until the Funds had the opportunity to grow their assets. The Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreements and concluded that the management fee structure, including the amount of management fees retained by Brookfield, was reasonable in light of the factors discussed above.
OTHER FACTORS. In consideration of the Advisory Agreements, the Board also received information regarding Brookfield’s brokerage and soft dollar practices. The Board considered that Brookfield is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from Brookfield that include information on brokerage commissions and execution throughout the year. The Board also considered the benefits Brookfield derives from its soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to Brookfield in return for allocating brokerage. The Board then considered other benefits that may be realized by Brookfield and its affiliates from their relationship with the Funds. Among them, the Board recognized the opportunity to provide advisory services to additional funds and accounts and reputational benefits. The Board concluded that the benefits that may accrue to Brookfield and its affiliates by virtue of the advisory relationship to the Funds were fair and reasonable in light of the costs of providing investment advisory services to the Funds and the ongoing commitment of Brookfield to the Funds.
[1]
The Brookfield Fund Complex is comprised of Brookfield Investment Funds (5 series of underlying portfolios), Brookfield Real Assets Income Fund, Inc. (NYSE: RA), Brookfield Infrastructure Income Fund Inc., Oaktree Diversified Income Fund Inc., Oaktree Asset-Backed Income Fund Inc. and Oaktree Asset-Backed Income Private Placement Fund Inc. (the “Brookfield Fund Complex”).

38

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Approval of the Renewal of the Investment Advisory Agreements (Unaudited)(Continued)
The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Brookfield Investment Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, Oaktree Emerging Markets Equity Fund (the “Fund”), and Oaktree Fund Advisors, LLC (the “Adviser” or “Oaktree”), for a successive one-year period at an in-person meeting held on May 14-15, 2025 (the “Meeting”).
In accordance with Section 15(c) of the 1940 Act, the Board requested, and Oaktree provided, materials relating to the Board’s consideration of whether to approve the continuation of the Advisory Agreement for the Fund. These materials included, among other things: (a) a summary of the services provided to the Fund by Oaktree; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Fund, as compared with a peer group and/or peer universe of funds, as applicable; (c) information on the profitability of Oaktree; (d) information about Oaktree’s general compliance policies and procedures and the services that it provides; (e) any “fall-out” benefits to Oaktree (i.e., ancillary benefits realized by Oaktree from its relationship with the Fund); (f) information relating to economies of scale; (g) information on Oaktree’s risk management processes; (h) information regarding brokerage and soft dollar practices; and (i) information about the key personnel of Oaktree who are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices. In determining whether to approve the Advisory Agreement, the Board, including the Independent Directors, considered a series of factors, to the extent applicable, including the role of Brookfield Public Securities Group LLC (“Brookfield”) as the Fund’s administrator.
In determining whether to approve the continuation of the Advisory Agreement, the Board, including the Independent Directors, considered at the Meeting, and from time to time, as appropriate, factors that it deemed relevant. The following discusses the primary factors relevant to the Board’s decision.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services provided by the Adviser to the Fund, the Board considered the responsibilities that the Adviser has to the Fund, including the provision of investment advisory services to the Fund, compliance with the Fund’s investment objectives and strategies, review of brokerage matters (including with respect to trade allocation and best execution), oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered the Adviser’s risk assessment and monitoring process, and the Adviser’s current level of staffing and its overall resources, as well as information regarding its investment personnel who provide services to the Fund. The Board also considered the personnel responsible for providing advisory services to the Fund and other key personnel of Oaktree, in addition to the current and projected staffing levels and compensation practices. The Board concluded, based on the Directors’ experience and interaction with Oaktree, that: (i) Oaktree would continue to be able to retain high-quality personnel; (ii) Oaktree has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) Oaktree and Brookfield have been responsive to requests of the Board; and (iv) Oaktree and Brookfield have kept the Board apprised of developments relating to the Fund and the industry in general. The Board also considered Oaktree’s investment process and philosophy, as well as its responsibilities that include the development and maintenance of an investment program for the Fund that is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services.
Additionally, the Board observed that pursuant to an administration agreement with the Fund (the “Administration Agreement”), Brookfield, an indirect wholly-owned subsidiary of Brookfield Asset Management ULC, provides administrative services reasonably necessary for the Fund’s operations,

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BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Approval of the Renewal of the Investment Advisory Agreements (Unaudited)(Continued)
other than those services that the Adviser provides to the Fund pursuant to the Advisory Agreement, including, among other responsibilities, preparing and coordinating reports and other materials to be supplied to the Board; preparing and/or supervising the preparation and filing with the applicable regulatory authority of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports and filings required of the Fund; supervising and monitoring the preparation of all required filings necessary to maintain the Fund’s qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinating the preparation, printing and mailing of all materials required to be sent to shareholders; coordinating the preparation and payment of Fund-related expenses; monitoring and overseeing the activities of the Fund’s other service providers; reviewing and adjusting as necessary the Fund’s daily expense accruals; monitoring daily, monthly and periodic compliance with respect to the federal and state securities laws; sending periodic information (i.e., performance figures) to service organizations that track investment company information; and performing such additional services as may be agreed upon by and among the Fund, Brookfield and Oaktree. The Board also noted that, although Brookfield does not receive any compensation from the Fund under the Administration Agreement, Brookfield may receive compensation for its administrative services to the Fund from the Adviser out of its management fees. The Board also observed that Brookfield is responsible for the coordination and oversight of the Fund’s third-party service providers. As a result, in addition to the quality of the advisory services provided by Oaktree pursuant to the Advisory Agreement, the Board also considered the quality of the administrative and other services provided by Brookfield to the Fund pursuant to the Administration Agreement. In connection with the administrative services provided by Brookfield, the Board analyzed the structure and duties of Brookfield’s fund administration and accounting, operations and its legal and compliance departments to determine whether they are adequate to meet the needs of the Fund.
The Board’s conclusion was based, in part, upon the following: (i) a comprehensive description of the investment advisory and other services provided to the Fund; (ii) a list of personnel who furnish such services and a description of their duties and qualifications; (iii) performance data with respect to the Fund, including comparable investment companies and accounts managed by Oaktree; (iv) standardized industry performance data with respect to comparable investment companies and the performance of appropriate recognized indices; (v) recent financial statements of Oaktree and its affiliates, and Brookfield Asset Management ULC and Brookfield Asset Management Ltd., the parent companies of Brookfield; (vi) Oaktree’s and Brookfield’s culture of compliance and their commitment to compliance generally, as well as their risk management processes and attention to regulatory matters; and (vii) Oaktree’s reputation and its experience serving as an investment adviser and the experience of the team of portfolio managers that manage the Fund, as well as its experience serving as an investment adviser to other investment fund and institutional clients. The Board also reviewed Oaktree’s compliance and regulatory history and noted that there were no material regulatory or compliance issues that would potentially impact Oaktree from effectively serving as the investment adviser to the Fund. The Board concluded that the nature, extent and quality of the overall services provided under the Advisory Agreement, as well as the administrative services provided by Brookfield, were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high.
THE PERFORMANCE OF THE FUND AND THE ADVISER. The Board, including the Independent Directors, also considered the investment performance of the Fund. The Board noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the investment performance of the Fund in view of its importance to shareholders. In connection with this review, the Board received information regarding the investment performance of the Fund as compared to a group of funds with investment classifications and/or objectives comparable to those of the Fund (“Peer Universe”) and to an appropriate index or combination of indices (the “Benchmark Index”), as well as a focused peer group identified by Brookfield (“Peer Group”). At the Meeting, management also discussed the methodologies used by Broadridge and Brookfield to select the funds included in the Peer Universe and

40

BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Approval of the Renewal of the Investment Advisory Agreements (Unaudited)(Continued)
Peer Group, respectively. The performance information was presented for the periods ended March 31, 2025. Class I performance relative to the median of the Fund’s Peer Universe and Peer Group is described below, and if performance ranked below the median of the Fund’s Peer Universe, the specific quintile rankings are also noted below with respect to the relevant periods of underperformance.
The Board acknowledged that the Fund commenced investment operations on June 3, 2021, noting that the Fund had less than five years of performance information available.
Oaktree Emerging Markets Equity Fund. The Board noted that the Fund’s performance was above the median of its Peer Universe for the one-year and since inception periods, and below the median of its Peer Universe for the three-year period (fourth quintile). In addition, the Board further noted that the Fund underperformed its Benchmark Index for the one-year, three-year, and since inception periods. Finally, the Board considered that the Fund’s performance was above the median of its Peer Group for the quarter ended March 31, 2025.
THE COST OF THE ADVISORY SERVICES, AND THE PROFITABILITY TO THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board also received information regarding the management fees to be paid by the Fund to Oaktree pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by Oaktree, Brookfield or their affiliates in connection with providing such services to the Fund.
To assist in analyzing the reasonableness of the management fees for the Fund, the Board received reports independently prepared by Broadridge. The reports showed comparative fee and expense information for the Fund’s expense group (“Expense Group”) and expense universe (“Expense Universe”), including rankings within each category, as determined by Broadridge, in collaboration with Brookfield. In considering the reasonableness of the management fees to be paid by the Fund to Oaktree, the Board was presented with a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund’s total operating expenses, the Board also considered the level of fee waivers and expense reimbursements, as applicable, and the net expense caps contractually agreed upon by Oaktree with respect to the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Expense Group and Expense Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether Oaktree was providing services at a cost that was competitive with other, similar funds. The Fund’s fee and expense rankings are discussed below relative to the median of the applicable expense grouping. In reviewing the expense rankings, the Board noted that a fund with fees and expenses that were below the median had fees and expenses that were less than the median fees and expenses of its peer group, while a fund with fees and expenses that were above the median had fees and expenses that were higher than the median fees and expenses of its peer group. The fund with the lowest expenses is ranked first and the fund with the highest expenses is ranked last within the applicable expense grouping.
Oaktree Emerging Markets Equity Fund. The Board noted that the Fund’s actual management fees were below the median of its Expense Group (ranked 1/6) and below the median of its Expense Universe (ranked 120/330). The Board further noted that the Fund’s actual total expenses were below the median of its Expense Group (ranked 1/6) and below the median of its Expense Universe (ranked 113/330).
The Board was also asked to consider the management fees received by Oaktree with respect to other funds and accounts with similar investment strategies to the Fund, which include institutional and separately managed accounts. In comparing these fees, the Board considered certain differences between these accounts and the Fund, including the broader and more extensive scope of services provided to the Fund in comparison to institutional or separately managed accounts; the greater financial,

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BROOKFIELD INVESTMENT FUNDS
Board Considerations Relating to the Approval of the Renewal of the Investment Advisory Agreements (Unaudited)(Continued)
regulatory and reputational risks in managing the Fund; and the impact on Oaktree and expenses associated with the more extensive regulatory regime to which the Fund is subject as compared to institutional or separately managed accounts.
The Board also considered Oaktree’s profitability and the benefits Oaktree and its affiliates received from their relationship with the Fund. The Board noted that the Adviser had entered into a contractual expense limitation waiver for the Fund, in order to limit the Fund’s net operating expenses. The Board then reviewed financial information relating to Oaktree and its affiliates, including their financial condition and profitability. The Board also considered whether Oaktree had the financial resources necessary to continue to attract and retain high-quality investment management personnel and to provide high-quality services. Additionally, the Board considered the reasonableness of the management fees payable under the Advisory Agreement and took into account that the fees were consistent with management fees that Oaktree charged to comparable funds.
The Board concluded that Oaktree and Brookfield had the financial resources necessary to perform their obligations under the Advisory Agreement and the Administration Agreement, respectively, and to continue to provide the Fund with the high-quality services provided in the past. The Board also concluded that the management fees were reasonable in light of the factors discussed above.
THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THOSE ECONOMIES OF SCALE. The Board, including the Independent Directors, considered whether shareholders would benefit from economies of scale and whether there was potential for future realization of economies of scale with respect to the Fund. The Board considered that as a result of being part of the Brookfield Fund Complex,2 the constituent funds, including the Fund, share common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board noted, however, that although shareholders might benefit from lower operating expenses as a result of an increasing amount of assets spread over the fixed expenses of the Fund, the Fund’s expense limitation agreement with the Adviser served to limit the Fund’s expenses until the Fund had the opportunity to grow its assets. The Board concluded that the management fee structure was reasonable in light of the factors discussed above.
OTHER FACTORS. In consideration of the Advisory Agreement, the Board also received information regarding Oaktree’s brokerage and soft dollar practices. The Board noted that, although Oaktree currently does not have any soft dollar arrangements in place, it follows the soft dollar practices and recordkeeping rules as promulgated under Section 28(e) of the Securities Exchange Act of 1934, as amended, and Rule 204-2 of the Investment Advisers Act of 1940, as amended. The Board considered that Oaktree is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from Brookfield that include information on brokerage commissions and execution throughout the year. The Board then considered other benefits that may be realized by Oaktree from its relationship with both Brookfield and the Fund. Among them, the Board recognized the opportunity to provide advisory services to additional funds and accounts and the reputational benefits. The Board also considered that Oaktree and Brookfield manage their investment operations independently of each other subject to an information barrier between the firms. The Board concluded that the benefits that may accrue to the Adviser by virtue of the Adviser’s relationship to the Fund were fair and reasonable in light of the costs of providing investment advisory services to the Fund and the ongoing commitment of Brookfield and Oaktree to the Fund.
[2]
The Brookfield Fund Complex is comprised of Brookfield Investment Funds (5 series of underlying portfolios), Brookfield Real Assets Income Fund, Inc. (NYSE: RA), Brookfield Infrastructure Income Fund Inc., Oaktree Diversified Income Fund Inc., Oaktree Asset-Backed Income Fund Inc. and Oaktree Asset-Backed Income Private Placement Fund Inc. (the “Brookfield Fund Complex”).

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BROOKFIELD INVESTMENT FUNDS
ADDITIONAL INFORMATION (Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
Not Applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

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(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of the material filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of the material filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brookfield Investment Funds

By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer

Date	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer

Date:	September 3, 2025

By (Signature and Title)	/s/ Casey P. Tushaus
Casey P. Tushaus, Principal Financial Officer

Date:	September 3, 2025

* Print the name and title of each signing officer under his or her signature